Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 1.1%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	70	20,396
CF Industries Holdings, Inc.	47	6,144
Dow, Inc.	217	9,039
DuPont de Nemours, Inc.	100	4,566
Ecolab, Inc.	76	20,121
International Flavors & Fragrances, Inc.	69	4,988
Linde plc	144	71,540
LyondellBasell Industries NV, Class A	80	6,414
Nutrien Ltd., (Canada)	30	2,244
PPG Industries, Inc.	61	6,569
Qnity Electronics, Inc.	108	12,503
RPM International, Inc.	25	2,475
Sherwin-Williams Co. (The)	69	22,137

		189,136

Forest Products & Paper — 0.0% (g)
International Paper Co.	157	5,617

Iron/Steel — 0.1%
Nucor Corp.	71	11,962
Reliance, Inc.	17	5,127
Steel Dynamics, Inc.	45	8,106

		25,195

Mining — 0.3%
Agnico Eagle Mines Ltd., (Canada)	31	6,268
Alamos Gold, Inc., (Canada), Class A	26	1,146
Barrick Mining Corp., (Canada)	104	4,270
Cameco Corp., (Canada)	27	2,903
Coeur Mining, Inc. (a)	313	5,877
First Quantum Minerals Ltd., (Canada) (a)	43	1,038
Franco-Nevada Corp., (Canada)	12	2,929
Freeport-McMoRan, Inc.	442	25,970
Ivanhoe Mines Ltd., (Canada), Class A (a)	48	410
Kinross Gold Corp., (Canada)	74	2,271
Lundin Gold, Inc., (Canada)	7	513
Lundin Mining Corp., (Canada), Class Common S	42	1,046
Newmont Corp.	324	35,072
Pan American Silver Corp., (Canada)	26	1,415
Teck Resources Ltd., (Canada), Class B	28	1,454
Wheaton Precious Metals Corp., (Canada)	28	3,661

		96,243

Total Basic Materials		316,191

Communications — 18.2%
Advertising — 0.0% (g)
Omnicom Group, Inc.	90	6,745
Trade Desk, Inc. (The), Class A (a)	116	2,643

		9,388

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 15.4%
Airbnb, Inc., Class A (a)	253	31,957
Alphabet, Inc., Class A	2,866	824,153
Alphabet, Inc., Class C	2,428	696,631
Amazon.com, Inc. (a)	5,568	1,159,591
AppLovin Corp., Class A (a)	108	43,129
Booking Holdings, Inc.	42	177,137
CDW Corp.	61	7,347
DoorDash, Inc., Class A (a)	121	18,156
eBay, Inc.	237	21,536
Expedia Group, Inc.	56	12,823
F5, Inc. (a)	25	7,238
Gen Digital, Inc.	218	4,105
GoDaddy, Inc., Class A (a)	48	3,953
MercadoLibre, Inc., (Uruguay) (a)	24	40,680
Meta Platforms, Inc., Class A	1,131	647,068
Netflix, Inc. (a)	4,434	426,303
Palo Alto Networks, Inc. (a)	387	62,073
Pinterest, Inc., Class A (a)	291	5,333
Reddit, Inc., Class A (a)	52	6,939
Robinhood Markets, Inc., Class A (a)	93	6,449
Shopify, Inc., (Canada), Class A (a)	75	8,901
Snap, Inc., Class A (a)	533	2,453
Uber Technologies, Inc. (a)	859	61,760
VeriSign, Inc.	30	7,497
Zillow Group, Inc., Class C (a)	50	2,079

		4,285,291

Media — 0.4%
Charter Communications, Inc., Class A (a)	23	4,886
Comcast Corp., Class A	965	27,712
Fox Corp., Class A	59	3,420
Fox Corp., Class B	57	3,010
News Corp., Class A	105	2,621
Thomson Reuters Corp., (Canada)	10	871
Walt Disney Co. (The)	488	47,049
Warner Bros Discovery, Inc. (a)	653	17,935

		107,504

Telecommunications — 2.4%
Arista Networks, Inc. (a)	487	59,809
AST SpaceMobile, Inc., Class A (a)	62	5,130
AT&T, Inc.	1,952	56,593
BCE, Inc., (Canada)	5	117
Ciena Corp. (a)	65	25,099
Cisco Systems, Inc.	4,071	315,888
Corning, Inc.	380	51,733
Credo Technology Group Holding Ltd. (a)	83	7,797
EchoStar Corp., Class A (a)	37	4,287

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
Motorola Solutions, Inc.	77	33,425
Rogers Communications, Inc., (Canada), Class B	22	860
TELUS Corp., (Canada)	31	399
T-Mobile US, Inc.	169	35,528
Verizon Communications, Inc.	1,173	58,880

		655,545

Total Communications		5,057,728

Consumer Cyclical — 7.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	36	2,399
United Airlines Holdings, Inc. (a)	15	1,376

		3,775

Apparel — 0.1%
Deckers Outdoor Corp. (a)	32	3,209
Gildan Activewear, Inc., (Canada), Class A	11	602
NIKE, Inc., Class B	296	15,636
Tapestry, Inc.	47	6,631

		26,078

Auto Manufacturers — 1.8%
Cummins, Inc.	31	16,821
Ford Motor Co.	1,477	17,045
General Motors Co.	365	27,160
PACCAR, Inc.	125	14,391
Rivian Automotive, Inc., Class A (a)	318	4,788
Tesla, Inc. (a)	1,160	431,231

		511,436

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	54	3,727
Magna International, Inc., (Canada)	16	914

		4,641

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	175	5,814
Fastenal Co.	254	11,771
RB Global, Inc.	11	1,092
Toromont Industries Ltd., (Canada)	5	696
Watsco, Inc.	6	2,055
WW Grainger, Inc.	10	10,957

		32,385

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	106	2,292
Flutter Entertainment plc (a)	42	4,266
Liberty Media Corp-Liberty Formula One, Class C (a)	66	5,638
Live Nation Entertainment, Inc. (a)	48	7,257

		19,453

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Home Builders — 0.1%
DR Horton, Inc.	67	9,188
Lennar Corp., Class A	52	4,524
NVR, Inc. (a)	1	4,718
PulteGroup, Inc.	25	2,976

		21,406

Leisure Time — 0.2%
Carnival Corp.	566	14,649
Norwegian Cruise Line Holdings Ltd. (a)	104	1,949
Royal Caribbean Cruises Ltd.	124	34,181

		50,779

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	115	35,001
Hyatt Hotels Corp., Class A	12	1,732
Las Vegas Sands Corp.	67	3,634
Marriott International, Inc., Class A	114	37,202

		77,569

Retail — 5.1%
Alimentation Couche-Tard, Inc., (Canada)	46	2,605
AutoZone, Inc. (a)	4	13,906
Best Buy Co., Inc.	50	3,241
Burlington Stores, Inc. (a)	14	4,593
Canadian Tire Corp. Ltd., (Canada), Class A	3	413
Carvana Co., Class A (a)	32	10,082
Casey’s General Stores, Inc.	3	2,111
Chipotle Mexican Grill, Inc., Class A (a)	324	10,367
Costco Wholesale Corp.	92	91,236
Darden Restaurants, Inc.	27	5,287
Dick’s Sporting Goods, Inc.	14	2,813
Dollar General Corp.	28	3,307
Dollar Tree, Inc. (a)	23	2,505
Dollarama, Inc., (Canada)	17	2,065
Domino’s Pizza, Inc.	6	2,184
Ferguson Enterprises, Inc.	43	10,105
Genuine Parts Co.	35	3,739
Home Depot, Inc. (The)	515	169,474
Lowe’s Cos., Inc.	262	61,998
Lululemon Athletica, Inc., (Canada) (a)	27	4,160
McDonald’s Corp.	381	118,317
O’Reilly Automotive, Inc. (a)	217	20,061
Restaurant Brands International, Inc.	19	1,419
Ross Stores, Inc.	83	17,970
Starbucks Corp.	292	26,167
Target Corp.	53	6,388
TJX Cos., Inc. (The)	549	87,703
Tractor Supply Co.	121	5,465

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Ulta Beauty, Inc. (a)	10	5,200
Walmart, Inc.	5,733	712,486
Williams-Sonoma, Inc.	28	5,123
Yum! Brands, Inc.	68	10,542

		1,423,032

Total Consumer Cyclical		2,170,554

Consumer Non-cyclical — 14.8%
Agriculture — 0.7%
Altria Group, Inc.	829	54,715
Archer-Daniels-Midland Co.	48	3,501
Bunge Global SA	20	2,504
Philip Morris International, Inc.	765	126,462

		187,182

Beverages — 1.3%
Coca-Cola Co. (The)	3,160	240,311
Constellation Brands, Inc., Class A	60	9,017
Keurig Dr Pepper, Inc.	468	12,329
Monster Beverage Corp. (a)	270	19,567
PepsiCo., Inc.	533	82,706

		363,930

Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc. (a)	53	17,600
Amgen, Inc.	226	79,543
Biogen, Inc. (a)	60	11,079
Corteva, Inc.	203	17,022
Gilead Sciences, Inc.	512	71,360
Illumina, Inc. (a)	52	6,372
Incyte Corp. (a)	69	6,530
Insmed, Inc. (a)	86	14,104
Regeneron Pharmaceuticals, Inc.	43	33,360
Revolution Medicines, Inc. (a)	59	5,735
Royalty Pharma plc, Class A	29	1,384
United Therapeutics Corp. (a)	17	9,916
Vertex Pharmaceuticals, Inc. (a)	104	46,523

		320,528

Commercial Services — 0.4%
Affirm Holdings, Inc., Class A (a)	30	1,367
Automatic Data Processing, Inc.	90	18,194
Block, Inc., Class A (a)	67	4,049
Cintas Corp.	80	13,523
Corpay, Inc. (a)	8	2,219
Element Fleet Management Corp., (Canada)	25	531
Equifax, Inc.	26	4,705
Global Payments, Inc.	30	1,999

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Moody’s Corp.	22	9,758
PayPal Holdings, Inc.	114	5,163
Quanta Services, Inc.	33	18,121
Rollins, Inc.	65	3,484
S&P Global, Inc.	39	16,592
Toast, Inc., Class A (a)	56	1,475
TransUnion	37	2,588
United Rentals, Inc.	15	10,626
Verisk Analytics, Inc., Class A	34	6,407

		120,801

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	109	9,290
Estee Lauder Cos., Inc. (The), Class A	30	2,157
Kenvue, Inc.	247	4,257
Procter & Gamble Co. (The)	1,175	169,753

		185,457

Food — 0.1%
Empire Co. Ltd., (Canada), Class A	8	277
General Mills, Inc.	23	839
George Weston Ltd., (Canada)	11	753
Hershey Co. (The)	21	4,462
Hormel Foods Corp.	36	804
Kraft Heinz Co. (The)	115	2,588
Kroger Co. (The)	81	5,883
Loblaw Cos. Ltd., (Canada)	37	1,668
McCormick & Co., Inc.	31	1,551
Metro, Inc., (Canada)	13	862
Mondelez International, Inc., Class A	160	9,200
Saputo, Inc., (Canada)	15	470
Sysco Corp.	45	3,185
Tyson Foods, Inc., Class A	23	1,501

		34,043

Healthcare - Products — 3.9%
Abbott Laboratories	483	49,608
Agilent Technologies, Inc.	101	11,544
Boston Scientific Corp. (a)	532	33,409
Cooper Cos., Inc. (The) (a)	17	1,227
Danaher Corp.	1,404	266,111
Edwards Lifesciences Corp. (a)	99	7,894
GE HealthCare Technologies, Inc.	77	5,494
Hologic, Inc. (a)	31	2,314
IDEXX Laboratories, Inc. (a)	14	7,832
Insulet Corp. (a)	11	2,361
Intuitive Surgical, Inc. (a)	164	75,453
Medtronic plc, (Ireland)	232	20,073
Natera, Inc. (a)	53	10,616

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
ResMed, Inc.	24	5,436
Solventum Corp. (a)	10	632
STERIS plc	17	3,665
Stryker Corp.	199	65,228
Thermo Fisher Scientific, Inc.	617	303,516
Waters Corp. (a)	35	10,424
West Pharmaceutical Services, Inc.	743	186,171
Zimmer Biomet Holdings, Inc.	33	2,980

		1,071,988

Healthcare - Services — 0.6%
Centene Corp. (a)	62	2,027
Cigna Group (The)	34	9,015
Elevance Health, Inc.	28	8,070
HCA Healthcare, Inc.	21	10,052
Humana, Inc.	14	2,376
IQVIA Holdings, Inc. (a)	63	10,728
Labcorp Holdings, Inc.	11	2,838
Quest Diagnostics, Inc.	15	2,895
UnitedHealth Group, Inc.	473	128,081
Universal Health Services, Inc., Class B	5	958

		177,040

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	24	4,130
Church & Dwight Co., Inc.	20	1,908
Clorox Co. (The)	6	628
Kimberly-Clark Corp.	36	3,515

		10,181

Pharmaceuticals — 5.9%
AbbVie, Inc.	735	159,846
Becton Dickinson & Co.	51	7,973
Bristol-Myers Squibb Co.	957	58,039
Cardinal Health, Inc.	29	6,070
Cencora, Inc.	26	8,050
CVS Health Corp.	5,251	377,128
Dexcom, Inc. (a)	65	4,108
Eli Lilly & Co.	518	476,239
Johnson & Johnson	1,147	280,326
McKesson Corp.	16	13,967
Merck & Co., Inc.	1,174	141,225
Neurocrine Biosciences, Inc. (a)	41	5,374
Pfizer, Inc.	2,678	75,191
Viatris, Inc.	408	5,509
Zoetis, Inc., Class A	199	23,580

		1,642,625

Total Consumer Non-cyclical		4,113,775

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy — 5.4%
Energy - Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	53	10,400

Oil & Gas — 4.2%
ARC Resources Ltd., (Canada)	36	741
Canadian Natural Resources Ltd., (Canada)	128	6,252
Cenovus Energy, Inc., (Canada)	87	2,313
Chevron Corp.	1,215	251,292
ConocoPhillips	783	103,324
Coterra Energy, Inc.	479	16,829
Devon Energy Corp.	350	17,602
Diamondback Energy, Inc.	117	23,170
EOG Resources, Inc.	346	50,062
EQT Corp.	383	24,390
Expand Energy Corp.	148	16,202
Exxon Mobil Corp.	2,675	453,895
Imperial Oil Ltd., (Canada)	11	1,397
Marathon Petroleum Corp.	191	46,757
Occidental Petroleum Corp.	472	30,698
Phillips 66	248	45,134
Suncor Energy, Inc., (Canada)	74	4,904
Texas Pacific Land Corp.	37	17,657
Tourmaline Oil Corp., (Canada)	23	1,080
Valero Energy Corp.	194	48,051
Whitecap Resources, Inc., (Canada), Class Common S	74	839

		1,162,589

Oil & Gas Services — 0.4%
Baker Hughes Co., Class A	632	38,561
Halliburton Co.	520	20,284
SLB Ltd.	945	48,586

		107,431

Pipelines — 0.8%
Cheniere Energy, Inc.	137	38,966
Enbridge, Inc., (Canada)	134	7,258
Keyera Corp., (Canada)	14	547
Kinder Morgan, Inc.	1,226	41,121
ONEOK, Inc.	383	34,610
Pembina Pipeline Corp., (Canada), Class Common S	36	1,597
Targa Resources Corp.	134	33,535
TC Energy Corp., (Canada)	64	4,001
Williams Cos., Inc. (The)	765	55,695

		217,330

Total Energy		1,497,750

Financial — 7.8%
Banks — 2.3%
Bank of America Corp.	1,691	82,423
Bank of Montreal, (Canada)	53	7,123

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Bank of New York Mellon Corp. (The)	108	12,814
Bank of Nova Scotia (The), (Canada)	95	6,566
Canadian Imperial Bank of Commerce, (Canada)	55	5,175
Citigroup, Inc.	238	27,000
Citizens Financial Group, Inc.	164	9,819
Fifth Third Bancorp	231	10,716
First Citizens BancShares, Inc., Class A	3	5,138
Goldman Sachs Group, Inc. (The)	39	32,905
Huntington Bancshares, Inc.	742	11,618
KeyCorp.	417	8,364
M&T Bank Corp.	60	12,418
Morgan Stanley	170	27,962
National Bank of Canada, (Canada)	23	3,033
Northern Trust Corp.	23	3,236
Pinnacle Financial Partners, Inc.	28	2,400
PNC Financial Services Group, Inc. (The)	93	19,442
Regions Financial Corp.	315	8,229
Royal Bank of Canada, (Canada)	95	15,310
State Street Corp.	40	5,044
Toronto-Dominion Bank (The), (Canada)	103	9,580
Truist Financial Corp.	339	15,607
US Bancorp	401	20,879
Wells Fargo & Co.	3,543	282,033

		644,834

Diversified Financial Services — 2.4%
American Express Co.	71	21,524
Ameriprise Financial, Inc.	11	5,094
Apollo Global Management, Inc.	1,412	157,324
Ares Management Corp., Class A	30	3,296
Blackrock, Inc.	2	1,818
Brookfield Asset Management Ltd., Class A	25	1,114
Capital One Financial Corp.	1,127	205,637
Cboe Global Markets, Inc.	17	4,843
Charles Schwab Corp. (The)	230	21,640
CME Group, Inc., Class A	46	13,731
Coinbase Global, Inc., Class A (a)	103	17,985
IGM Financial, Inc., (Canada)	5	243
Interactive Brokers Group, Inc., Class A	64	4,274
Intercontinental Exchange, Inc.	83	13,033
LPL Financial Holdings, Inc.	10	2,920
Mastercard, Inc., Class A	167	83,669
Nasdaq, Inc.	63	5,369
Raymond James Financial, Inc.	23	3,280
Rocket Cos., Inc., Class A (a)	112	1,601
SoFi Technologies, Inc. (a)	169	2,687
Synchrony Financial	34	2,286
T Rowe Price Group, Inc.	19	1,684

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
TMX Group Ltd., (Canada)	17	602
Tradeweb Markets, Inc., Class A	16	1,891
Visa, Inc., Class A	269	81,444

		658,989

Insurance — 1.5%
Aflac, Inc.	79	8,665
Allstate Corp. (The)	32	6,611
American International Group, Inc.	62	4,634
Aon plc, (United Kingdom), Class A	30	9,636
Arch Capital Group Ltd., (Bermuda) (a)	42	4,051
Arthur J Gallagher & Co.	34	7,341
Berkshire Hathaway, Inc., Class B (a)	174	83,527
Brown & Brown, Inc.	43	2,780
Chubb Ltd., (Switzerland)	55	17,851
Cincinnati Financial Corp.	14	2,268
Equitable Holdings, Inc.	34	1,269
Erie Indemnity Co., Class A	4	1,129
Everest Group Ltd., (Bermuda)	2	538
Fairfax Financial Holdings Ltd., (Canada)	1	2,184
Fidelity National Financial, Inc.	23	1,069
Great-West Lifeco, Inc., (Canada)	17	795
Hartford Insurance Group, Inc. (The)	43	5,813
iA Financial Corp., Inc., (Canada)	6	632
Intact Financial Corp., (Canada)	11	1,973
Loews Corp.	13	1,426
Manulife Financial Corp., (Canada)	104	3,587
Markel Group, Inc. (a)	1	2,550
Marsh & McLennan Cos., Inc.	1,138	197,433
MetLife, Inc.	73	5,150
Power Corp. of Canada, (Canada)	34	1,643
Principal Financial Group, Inc.	23	2,113
Progressive Corp. (The)	119	23,654
Prudential Financial, Inc.	37	3,587
Sun Life Financial, Inc., (Canada)	34	2,155
Travelers Cos., Inc. (The)	31	8,932
Willis Towers Watson plc, (United Kingdom)	12	3,373
WR Berkley Corp.	31	2,052

		420,421

Investment Companies — 0.0% (g)
IREN Ltd., (Australia) (a)	152	5,209

Private Equity — 0.1%
Blackstone, Inc.	164	18,891
Brookfield Corp., (Canada)	127	5,128
Carlyle Group, Inc. (The)	33	1,613
KKR & Co., Inc.	86	7,954

		33,586

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	91	12,368
CoStar Group, Inc. (a)	115	4,629
FirstService Corp., (Canada)	3	354

		17,351

REITS — 1.4%
American Tower Corp.	362	62,514
Annaly Capital Management, Inc.	61	1,285
AvalonBay Communities, Inc.	41	6,751
Crown Castle, Inc.	131	10,683
Digital Realty Trust, Inc.	103	18,604
Equinix, Inc.	68	67,091
Equity Residential	98	5,767
Essex Property Trust, Inc.	17	4,021
Extra Space Storage, Inc.	64	8,367
Gaming and Leisure Properties, Inc.	87	3,870
Healthpeak Properties, Inc.	204	3,349
Invitation Homes, Inc.	168	4,168
Iron Mountain, Inc.	84	8,620
Kimco Realty Corp.	209	4,689
Mid-America Apartment Communities, Inc.	23	2,868
Prologis, Inc.	288	38,072
Public Storage	50	13,554
Realty Income Corp.	298	18,243
Regency Centers Corp.	53	4,006
SBA Communications Corp., Class A	37	6,294
Simon Property Group, Inc.	104	19,382
Sun Communities, Inc.	38	4,789
UDR, Inc.	30	1,007
Ventas, Inc.	156	12,769
VICI Properties, Inc., Class A	291	7,954
Welltower, Inc.	214	42,347
Weyerhaeuser Co.	204	4,973
WP Carey, Inc.	42	2,872

		388,909

Total Financial		2,169,299

Industrial — 7.8%
Aerospace/Defense — 1.5%
Boeing Co. (The) (a)	252	50,064
Bombardier, Inc., (Canada), Class B (a)	5	957
CAE, Inc., (Canada) (a)	19	489
Curtiss-Wright Corp.	6	4,219
FTAI Aviation Ltd.	22	5,334
General Dynamics Corp.	77	26,263
General Electric Co.	341	96,699
HEICO Corp.	9	2,517
HEICO Corp., Class A	17	3,552

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Aerospace/Defense — continued
Howmet Aerospace, Inc.	126	29,003
L3Harris Technologies, Inc.	61	20,889
Lockheed Martin Corp.	67	40,682
Northrop Grumman Corp.	44	29,891
Rocket Lab Corp. (a)	106	6,810
RTX Corp.	439	84,714
TransDigm Group, Inc.	18	21,228

		423,311

Building Materials — 0.4%
Amrize Ltd., (Switzerland) (a)	158	8,871
Builders FirstSource, Inc. (a)	20	1,659
Carlisle Cos., Inc.	7	2,426
Carrier Global Corp.	169	9,534
CRH plc, (Ireland)	209	22,001
Johnson Controls International plc	135	17,655
Lennox International, Inc.	5	2,329
Martin Marietta Materials, Inc.	18	10,328
Masco Corp.	25	1,490
Trane Technologies plc, (Ireland)	49	20,498
Vulcan Materials Co.	41	11,035

		107,826

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	51	10,944
Eaton Corp. plc, (Ireland)	86	30,765
Emerson Electric Co.	130	16,986

		58,695

Electronics — 2.1%
Allegion plc, (Ireland)	20	2,840
Amphenol Corp., Class A	569	71,950
Celestica, Inc., (Canada) (a)	7	1,993
Coherent Corp. (a)	69	16,513
Flex Ltd. (a)	175	11,443
Fortive Corp.	65	3,597
Garmin Ltd., (Switzerland)	44	10,138
Honeywell International, Inc.	923	208,685
Hubbell, Inc., Class B	12	5,765
Jabil, Inc.	50	13,150
Keysight Technologies, Inc. (a)	79	22,281
Mettler-Toledo International, Inc. (a)	7	8,697
TE Connectivity plc, (Ireland)	995	207,898
Trimble, Inc. (a)	112	7,328

		592,278

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Engineering & Construction — 0.1%
AECOM	35	2,928
AtkinsRealis Group, Inc., (Canada)	10	656
Comfort Systems USA, Inc.	8	10,755
EMCOR Group, Inc.	9	6,592
Jacobs Solutions, Inc.	29	3,636
Stantec, Inc., (Canada)	7	605
WSP Global, Inc., (Canada)	8	1,248

		26,420

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	15	627
Pentair plc, (United Kingdom)	31	2,736
Republic Services, Inc., Class A	51	11,234
Veralto Corp.	50	4,423
Waste Connections, Inc., (Canada)	62	10,124
Waste Management, Inc.	93	21,437

		50,581

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	3,263

Machinery - Construction & Mining — 0.9%
Bloom Energy Corp., Class A (a)	45	6,140
Caterpillar, Inc.	235	166,686
GE Vernova, Inc.	60	51,986
Vertiv Holdings Co., Class A	80	20,094

		244,906

Machinery - Diversified — 1.1%
AGCO Corp.	5	636
Alamo Group, Inc.	7	1,108
CNH Industrial NV, (United Kingdom)	260	2,859
Deere & Co.	91	51,347
Dover Corp.	30	6,319
Graco, Inc.	3	247
IDEX Corp.	17	3,266
Ingersoll Rand, Inc.	88	7,068
Lindsay Corp.	7	844
Nordson Corp.	7	1,816
Otis Worldwide Corp.	91	7,029
Rockwell Automation, Inc.	528	189,369
Toro Co. (The)	15	1,373
Westinghouse Air Brake Technologies Corp.	41	10,261
Xylem, Inc.	58	6,944

		290,486

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Miscellaneous Manufacturers — 0.3%
3M Co.	118	17,099
Axon Enterprise, Inc. (a)	26	10,924
Entegris, Inc.	78	9,171
Illinois Tool Works, Inc.	58	15,139
Parker-Hannifin Corp.	28	24,913
Teledyne Technologies, Inc. (a)	22	13,147
Textron, Inc.	48	4,187

		94,580

Packaging & Containers — 0.1%
Amcor plc, (Switzerland)	151	6,010
Ball Corp.	64	3,801
CCL Industries, Inc., (Canada), Class B	9	560
Packaging Corp. of America	28	5,906
Smurfit WestRock plc, (Ireland)	161	6,417

		22,694

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	1,601

Transportation — 0.9%
Canadian National Railway Co., (Canada)	32	3,321
Canadian Pacific Kansas City Ltd., (Canada)	56	4,382
CH Robinson Worldwide, Inc.	25	4,091
CSX Corp.	3,642	149,497
Expeditors International of Washington, Inc.	29	4,109
FedEx Corp.	49	17,585
JB Hunt Transport Services, Inc.	16	3,428
Norfolk Southern Corp.	49	14,039
Old Dominion Freight Line, Inc.	37	7,219
TFI International, Inc., (Canada)	5	525
Union Pacific Corp.	136	33,111
United Parcel Service, Inc., Class B	165	16,278

		257,585

Total Industrial		2,174,226

Technology — 32.8%
Computers — 8.3%
Accenture plc, (Ireland), Class A	218	43,265
Apple, Inc.	7,508	1,905,372
CGI, Inc., (Canada)	12	883
Cognizant Technology Solutions Corp., Class A	173	10,593
Crowdstrike Holdings, Inc., Class A (a)	121	47,240
Dell Technologies, Inc., Class C	143	23,547
Everpure, Inc., Class A (a)	143	8,422
Fortinet, Inc. (a)	302	24,656
Gartner, Inc. (a)	27	4,212
Hewlett Packard Enterprise Co.	630	14,988

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
HP, Inc.	444	8,532
International Business Machines Corp.	334	81,074
Leidos Holdings, Inc.	24	3,662
Lumentum Holdings, Inc. (a)	32	22,491
NetApp, Inc.	86	8,786
Okta, Inc., Class A (a)	59	4,668
Seagate Technology Holdings plc	99	38,961
Super Micro Computer, Inc. (a)	268	6,095
Western Digital Corp.	157	42,466
Zscaler, Inc. (a)	50	6,983

		2,306,896

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	22	4,699

Semiconductors — 15.4%
Advanced Micro Devices, Inc. (a)	838	170,571
Analog Devices, Inc.	252	80,027
Applied Materials, Inc.	408	139,547
Astera Labs, Inc. (a)	71	7,790
Broadcom, Inc.	2,710	838,680
Intel Corp. (a)	2,328	102,715
KLA Corp.	68	99,507
Lam Research Corp.	645	137,869
Marvell Technology, Inc.	613	60,763
Microchip Technology, Inc.	276	17,830
Micron Technology, Inc.	580	195,873
Monolithic Power Systems, Inc.	24	26,588
NVIDIA Corp.	12,519	2,183,381
NXP Semiconductors NV, (Netherlands)	126	24,823
ON Semiconductor Corp. (a)	206	12,755
QUALCOMM, Inc.	547	70,407
Teradyne, Inc.	82	24,294
Texas Instruments, Inc.	467	90,587

		4,284,007

Software — 9.1%
Adobe, Inc. (a)	196	47,543
Atlassian Corp., (Australia), Class A (a)	77	5,267
Autodesk, Inc. (a)	104	24,836
Broadridge Financial Solutions, Inc.	27	4,373
Cadence Design Systems, Inc. (a)	131	36,372
Cloudflare, Inc., Class A (a)	112	23,037
Constellation Software, Inc., (Canada)	1	2,173
CoreWeave, Inc., Class A (a)	83	6,414
Datadog, Inc., Class A (a)	145	17,101
Descartes Systems Group, Inc. (The), (Canada) (a)	5	378

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Electronic Arts, Inc.	64	13,099
Fair Isaac Corp. (a)	11	11,907
Fidelity National Information Services, Inc.	62	2,909
Fiserv, Inc. (a)	64	3,577
HubSpot, Inc. (a)	23	5,562
Intuit, Inc.	131	56,826
IonQ, Inc. (a)	135	3,897
Jack Henry & Associates, Inc.	6	883
Microsoft Corp.	4,466	1,653,163
MongoDB, Inc., Class A (a)	29	7,073
MSCI, Inc., Class A	10	5,232
Open Text Corp., (Canada)	15	342
Oracle Corp.	818	120,305
Palantir Technologies, Inc., Class A (a)	1,085	158,766
Paychex, Inc.	61	5,580
PTC, Inc. (a)	53	7,558
ROBLOX Corp., Class A (a)	161	9,101
Roper Technologies, Inc.	51	18,031
Salesforce, Inc.	447	83,383
Samsara, Inc., Class A (a)	164	5,201
ServiceNow, Inc. (a)	503	52,539
Snowflake, Inc., Class A (a)	115	17,381
SS&C Technologies Holdings, Inc.	43	2,934
Strategy, Inc., Class A (a)	122	15,189
Synopsys, Inc. (a)	91	35,903
Take-Two Interactive Software, Inc. (a)	49	9,715
Twilio, Inc., Class A (a)	53	6,690
Tyler Technologies, Inc. (a)	19	6,537
Veeva Systems, Inc., Class A (a)	19	3,365
Workday, Inc., Class A (a)	112	14,543
Zoom Communications, Inc., Class A (a)	113	9,095

		2,513,780

Total Technology		9,109,382

Utilities — 3.6%
Electric — 3.4%
Alliant Energy Corp.	110	7,895
Ameren Corp.	350	38,520
American Electric Power Co., Inc.	276	36,152
Brookfield Renewable Corp.	8	338
CenterPoint Energy, Inc.	850	36,691
CMS Energy Corp.	390	30,245
Consolidated Edison, Inc.	465	52,646
Constellation Energy Corp.	156	43,645
Dominion Energy, Inc.	1,087	67,198
DTE Energy Co.	269	39,395
Duke Energy Corp.	409	53,495
Edison International	193	14,102

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Emera, Inc., (Canada)	18	948
Entergy Corp.	226	25,400
Evergy, Inc.	96	7,828
Eversource Energy	189	13,081
Exelon Corp.	519	25,452
FirstEnergy Corp.	265	13,444
Fortis, Inc., (Canada)	31	1,725
Hydro One Ltd., (Canada) (e)	20	840
NextEra Energy, Inc.	1,041	96,695
NRG Energy, Inc.	104	15,244
Oklo, Inc., Class A (a)	53	2,611
PG&E Corp.	1,105	19,415
PPL Corp.	370	14,116
Public Service Enterprise Group, Inc.	646	52,310
Sempra	845	82,142
Southern Co. (The)	582	56,154
Vistra Corp.	227	34,056
WEC Energy Group, Inc.	425	49,215
Xcel Energy, Inc.	300	23,857

		954,855

Gas — 0.2%
AltaGas Ltd., (Canada)	18	639
Atmos Energy Corp.	82	15,157
Canadian Utilities Ltd., (Canada), Class A	8	287
NiSource, Inc.	601	28,030

		44,113

Water — 0.0% (g)
American Water Works Co., Inc.	100	13,646

Total Utilities		1,012,614

Total Common Stocks
(Cost $20,156,887)		27,621,519

	NUMBER OF WARRANTS
Warrant — 0.00%
Technology — 0.00%
Software — 0.00%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a)(bb)
(Cost $-)	1	—

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 2.98%, 04/01/2026	1		1
BNP Paribas SA, 2.98%, 04/01/2026	1		1
Brown Brothers Harriman & Co., 2.98%, 04/01/2026	—	(h)	—	(h)
Citibank NA, 2.98%, 04/01/2026	127,946		127,946
Royal Bank of Canada,
1.08%, 04/01/2026	CAD 6,957		5,001
2.98%, 04/01/2026	1		1
Skandinaviska Enskilda Banken AB, 2.98%, 04/01/2026	28		28
Sumitomo Mitsui Banking Corp., 2.98%, 04/01/2026	2,530		2,530
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026	1,181		1,181

Total Short-Term Investments (Cost $136,689)			136,689

Total Investments — 99.8% (Cost — $20,293,576)			27,758,208
Other Assets in Excess of Liabilities — 0.2%			52,891

NET ASSETS — 100.0%			$27,811,099

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-mini Index	438	06/2026	USD	143,920	(21)

Total unrealized appreciation (depreciation)					(21)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	15.4%
Semiconductors	15.4%
Software	9.1%
Computers	8.3%
Pharmaceuticals	5.9%
Retail	5.1%
Oil & Gas	4.2%
Healthcare - Products	3.9%
Electric	3.4%
Diversified Financial Services	2.4%
Telecommunications	2.4%
Banks	2.3%
Electronics	2.1%
Auto Manufacturers	1.8%
Aerospace/Defense	1.5%
Insurance	1.5%
REITS	1.4%
Beverages	1.3%
Biotechnology	1.2%
Machinery - Diversified	1.1%
Others (Each less than 1.0%)	9.8%
Short-Term Investments	0.5%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.3%
Australia — 2.0%
ANZ Group Holdings Ltd.	585	14,703
APA Group	246	1,693
Aristocrat Leisure Ltd.	104	3,314
ASX Ltd.	37	1,348
Atlassian Corp., Class A (a)	1	35
BHP Group Ltd.	994	35,956
Brambles Ltd.	256	4,021
CAR Group Ltd.	71	1,141
Cochlear Ltd.	12	1,450
Coles Group Ltd.	251	3,803
Commonwealth Bank of Australia	326	38,214
Computershare Ltd.	98	1,940
CSL Ltd.	97	9,566
Evolution Mining Ltd.	448	4,038
Fortescue Ltd.	320	4,568
Goodman Group REIT	415	7,443
Insurance Australia Group Ltd.	443	2,244
Lottery Corp. Ltd. (The)	401	1,498
Lynas Rare Earths Ltd. (a)	169	2,298
Macquarie Group Ltd.	68	9,721
Medibank Pvt Ltd.	529	1,602
National Australia Bank Ltd.	614	17,773
Northern Star Resources Ltd.	293	4,259
Origin Energy Ltd.	322	2,773
Pro Medicus Ltd.	11	885
Qantas Airways Ltd.	139	814
QBE Insurance Group Ltd.	331	4,884
REA Group Ltd.	10	1,101
Rio Tinto Ltd.	77	8,701
Santos Ltd.	601	3,290
Scentre Group REIT	936	2,160
SGH Ltd.	39	1,097
Sigma Healthcare Ltd.	976	1,803
Sonic Healthcare Ltd.	86	1,227
South32 Ltd.	828	2,508
Stockland REIT	445	1,335
Suncorp Group Ltd.	205	2,296
Telstra Group Ltd.	741	2,737
Transurban Group	580	5,660
Vicinity Ltd. REIT	693	1,131
Washington H Soul Pattinson & Co. Ltd.	65	1,817
Wesfarmers Ltd.	213	10,886
Westpac Banking Corp.	669	18,487
WiseTech Global Ltd.	38	1,031
Woodside Energy Group Ltd.	356	8,444
Woolworths Group Ltd.	229	5,789

		263,484

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Austria — 0.4%
BAWAG Group AG (a) (e)	62		9,410
Erste Group Bank AG	247		26,699
OMV AG	70		5,135
Raiffeisen Bank International AG (a)	105		4,489
Verbund AG	47		3,622

			49,355

Belgium — 1.1%
Ageas SA	127		9,382
Anheuser-Busch InBev SA	782		54,136
D’ieteren Group	1		108
Elia Group SA, Class B (a)	30		4,615
Financiere de Tubize SA	14		3,543
Groupe Bruxelles Lambert NV	59		5,370
KBC Group NV	185		22,658
Lotus Bakeries NV	—	(h)	2,540
Sofina SA	13		3,108
Syensqo SA	29		1,662
UCB SA	96		28,811

			135,933

Bermuda — 0.0% (g)
Arch Capital Group Ltd. (a)	1		113
Everest Group Ltd.	—	(h)	44

			157

Brazil — 0.7%
Ambev SA	990		2,916
Axia Energia	239		2,698
B3 SA - Brasil Bolsa Balcao	1,173		4,167
Banco Bradesco SA	372		1,200
Banco BTG Pactual SA	262		2,845
Banco do Brasil SA	400		1,777
BB Seguridade Participacoes SA	198		1,329
Caixa Seguridade Participacoes S/A	78		278
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Registered)	108		3,302
Cia Paranaense de Energia - Copel	582		1,735
CPFL Energia SA	22		206
Embraer SA	160		2,372
Energisa SA	97		981
Eneva SA (a)	242		1,146
Engie Brasil Energia SA	28		179
Equatorial SA	256		2,012
Klabin SA	83		314
Localiza Rent a Car SA	200		1,816
MBRF Global Foods Company SA	64		269
Motiva Infraestrutura de Mobilidade SA	314		958
NU Holdings Ltd., Class A (a)	776		11,154
Petroleo Brasileiro SA - Petrobras	780		8,119

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
Porto Seguro SA	89	867
PRIO SA (a)	195	2,496
Raia Drogasil SA	283	1,285
Rede D’Or Sao Luiz SA (e)	181	1,361
Rumo SA	334	1,048
StoneCo. Ltd., Class A (a)	31	432
Suzano SA	162	1,619
Telefonica Brasil SA	175	1,391
TIM SA	215	1,141
TOTVS SA	57	384
Ultrapar Participacoes SA	199	1,101
Vale SA (Registered)	831	13,235
Vibra Energia SA	234	1,426
WEG SA	358	3,525
XP, Inc., Class A	95	1,801

		84,885

Canada — 2.4%
Agnico Eagle Mines Ltd.	122	24,735
Alamos Gold, Inc., Class A	101	4,497
Alimentation Couche-Tard, Inc.	63	3,571
AltaGas Ltd.	25	877
ARC Resources Ltd.	49	1,015
AtkinsRealis Group, Inc.	14	903
Bank of Montreal	60	8,170
Bank of Nova Scotia (The)	105	7,261
Barrick Mining Corp.	412	16,842
BCE, Inc.	6	163
Bombardier, Inc., Class B (a)	7	1,315
Brookfield Corp.	174	7,046
CAE, Inc. (a)	26	667
Cameco Corp.	37	3,990
Canadian Imperial Bank of Commerce	86	8,107
Canadian National Railway Co.	44	4,563
Canadian Natural Resources Ltd.	193	9,438
Canadian Pacific Kansas City Ltd.	76	6,015
Canadian Tire Corp. Ltd., Class A	4	565
Canadian Utilities Ltd., Class A	11	390
CCL Industries, Inc., Class B	12	774
Celestica, Inc. (a)	10	2,741
Cenovus Energy, Inc.	120	3,173
CGI, Inc.	17	1,211
Constellation Software, Inc.	2	2,984
Descartes Systems Group, Inc. (The) (a)	7	515
Dollarama, Inc.	23	2,839
Element Fleet Management Corp.	34	730
Emera, Inc.	25	1,313
Empire Co. Ltd., Class A	11	378

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
Enbridge, Inc.	184		9,973
Fairfax Financial Holdings Ltd.	2		3,001
First Quantum Minerals Ltd. (a)	172		4,108
FirstService Corp.	3		479
Fortis, Inc.	42		2,371
Franco-Nevada Corp.	47		11,550
George Weston Ltd.	15		1,036
GFL Environmental, Inc.	20		855
Gildan Activewear, Inc., Class A	15		829
Great-West Lifeco, Inc.	23		1,091
Hydro One Ltd. (e)	28		1,147
iA Financial Corp., Inc.	8		866
IGM Financial, Inc.	7		335
Imperial Oil Ltd.	15		1,918
Intact Financial Corp.	15		2,710
Ivanhoe Mines Ltd., Class A (a)	186		1,587
Keyera Corp.	19		742
Kinross Gold Corp.	291		8,910
Loblaw Cos. Ltd.	50		2,295
Lululemon Athletica, Inc. (a)	—	(h)	60
Lundin Gold, Inc.	26		1,993
Lundin Mining Corp., Class Common S	168		4,178
Magna International, Inc.	22		1,254
Manulife Financial Corp.	143		4,918
Metro, Inc.	17		1,184
National Bank of Canada	33		4,280
Nutrien Ltd.	41		3,094
Open Text Corp.	22		480
Pan American Silver Corp.	103		5,653
Pembina Pipeline Corp., Class Common S	49		2,189
Power Corp. of Canada	47		2,254
Rogers Communications, Inc., Class B	31		1,178
Royal Bank of Canada	125		20,205
Saputo, Inc.	21		656
Shopify, Inc., Class A (a)	108		12,838
Stantec, Inc.	10		835
Sun Life Financial, Inc.	47		2,963
Suncor Energy, Inc.	102		6,741
TC Energy Corp.	88		5,491
Teck Resources Ltd., Class B	113		5,832
TELUS Corp.	43		557
TFI International, Inc.	7		721
Thomson Reuters Corp.	13		1,196
TMX Group Ltd.	23		827
Toromont Industries Ltd.	7		957
Toronto-Dominion Bank (The)	153		14,300

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Tourmaline Oil Corp.	31	1,481
Waste Connections, Inc.	1	138
Wheaton Precious Metals Corp.	109	14,323
Whitecap Resources, Inc., Class Common S	102	1,151
WSP Global, Inc.	11	1,716

		308,234

Chile — 0.2%
Antofagasta plc	392	17,601
Banco de Chile	11,576	2,101
Banco de Credito e Inversiones SA	10	618
Banco Santander Chile	15,787	1,307
Cencosud SA	129	352
Empresas CMPC SA	144	196
Empresas Copec SA	39	273
Enel Chile SA	3,058	236
Falabella SA	170	1,043
Latam Airlines Group SA	72,881	1,799
Plaza SA	84	357

		25,883

China — 0.0% (g)
Yangzijiang Shipbuilding Holdings Ltd.	495	1,470

Colombia — 0.0% (g)
Grupo Cibest SA	57	1,307
Interconexion Electrica SA ESP	45	347

		1,654

Czech Republic — 0.0% (g)
CEZ A/S	5	304
CSG NV (a)	108	2,920
Komercni Banka A/S	11	569
Moneta Money Bank A/S (e)	32	278

		4,071

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	2	4,410
AP Moller - Maersk A/S, Class B	2	5,390
Carlsberg A/S, Class B	73	9,017
Coloplast A/S, Class B	12	810
Danske Bank A/S	537	26,451
Demant A/S (a)	9	277
DSV A/S	112	27,156
Genmab A/S (a)	6	1,556
Novo Nordisk A/S, Class B	2,958	108,245
Novonesis (Novozymes) B, Class B	138	8,214
Orsted A/S (a) (e)	364	9,022

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Pandora A/S	52	3,692
ROCKWOOL A/S, Class B	53	1,471
Tryg A/S	263	6,273
Vestas Wind Systems A/S	569	17,174

		229,158

Egypt — 0.0% (g)
Commercial International Bank - Egypt (CIB)	23	52
Eastern Co. SAE	107	68
Talaat Moustafa Group	66	91

		211

Finland — 1.0%
Elisa OYJ	64	3,118
Fortum OYJ	334	8,553
Kesko OYJ, Class B	7	158
Kone OYJ, Class B	192	12,258
Metso OYJ	357	6,189
Neste OYJ	159	5,165
Nokia OYJ	139	1,111
Nordea Bank Abp	2,505	43,136
Orion OYJ, Class B	87	7,032
Sampo OYJ, Class A	1,967	20,919
Stora Enso OYJ, Class R	226	2,651
UPM-Kymmene OYJ	207	6,474
Wartsila OYJ Abp	285	10,630

		127,394

France — 11.4%
Accor SA	5	240
Aeroports de Paris SA	18	2,249
Air Liquide SA	435	89,966
Airbus SE	328	62,043
Alstom SA (a)	186	5,320
Amundi SA (e)	48	4,112
AXA SA	1,346	61,870
Ayvens SA (e)	192	2,264
BioMerieux	4	408
BNP Paribas SA	815	77,604
Bollore SE	264	1,509
Bouygues SA	103	5,975
Bureau Veritas SA	182	5,458
Capgemini SE	4	480
Carrefour SA	15	281
Cie de Saint-Gobain SA	241	19,958
Cie Generale des Etablissements Michelin SCA	18	615
Covivio SA REIT	1	86
Credit Agricole SA	869	16,213
Danone SA	374	29,851

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Dassault Aviation SA	11		3,909
Dassault Systemes SE	18		361
Eiffage SA	37		5,655
Engie SA	1,258		40,550
EssilorLuxottica SA	218		50,765
Gecina SA REIT	1		98
Getlink SE	161		3,483
Hermes International SCA	21		40,348
Ipsen SA	27		5,080
Kering SA	411		124,809
Klepierre SA REIT	6		211
Legrand SA	145		22,504
L’Oreal SA	184		75,094
LVMH Moet Hennessy Louis Vuitton SE	167		91,512
Orange SA	7,780		159,517
Pernod Ricard SA	156		11,586
Publicis Groupe SA	102		8,425
Renault SA	11		370
Rexel SA	119		4,729
Safran SA	197		64,449
Sanofi SA	828		79,974
Sartorius Stedim Biotech	3		528
Schneider Electric SE	302		82,327
Societe Generale SA	778		56,779
Sodexo SA	2		117
Thales SA	52		15,239
TotalEnergies SE	983		90,239
Unibail-Rodamco-Westfield REIT	3		345
Veolia Environnement SA	435		16,572
Vinci SA	272		40,827

			1,482,904

Germany — 13.3%
adidas AG	116		18,763
Allianz SE (Registered)	307		129,565
BASF SE	362		22,268
Bayer AG (Registered)	749		34,671
Bayerische Motoren Werke AG	—	(h)	2
Beiersdorf AG	78		7,011
Brenntag SE	121		8,200
Commerzbank AG	593		21,614
Continental AG	3		198
CTS Eventim AG & Co. KGaA	28		1,620
Daimler Truck Holding AG	471		23,188
Delivery Hero SE, Class A (a) (e)	5		92
Deutsche Bank AG (Registered)	1,466		43,643
Deutsche Boerse AG	153		44,804
Deutsche Lufthansa AG (Registered)	594		5,055

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
Deutsche Post AG	937		49,393
Deutsche Telekom AG (Registered)	7,569		282,486
E.ON SE	1,538		33,675
Evonik Industries AG	101		1,973
Fresenius Medical Care AG	21		933
Fresenius SE & Co. KGaA	51		2,647
GEA Group AG	154		11,067
Hannover Rueck SE	50		15,598
Heidelberg Materials AG	52		11,078
Henkel AG & Co. KGaA	3		189
Hensoldt AG	62		5,544
HOCHTIEF AG	17		7,640
Infineon Technologies AG	34		1,546
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	72		8,228
LEG Immobilien SE	1		34
Mercedes-Benz Group AG	22		1,352
Merck KGaA	98		12,498
MTU Aero Engines AG	55		20,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	106		66,745
Nemetschek SE	75		5,597
Rational AG	5		3,732
Rheinmetall AG	47		79,400
RWE AG	445		29,950
SAP SE	1,366		232,808
Scout24 SE (e)	33		2,567
Siemens AG (Registered)	775		188,758
Siemens Energy AG	1,597		275,447
Siemens Healthineers AG (e)	32		1,367
Symrise AG, Class A	52		4,443
Talanx AG	56		6,916
Vonovia SE	14		354
Zalando SE (a) (e)	6		140

			1,724,845

Greece — 0.0% (g)
Alpha Bank SA	65		240
Eurobank SA	115		461
Hellenic Telecommunications Organization SA	4		72
JUMBO SA	1		23
National Bank of Greece SA	38		585
Piraeus Bank SA (a)	38		312
Public Power Corp. SA	27		556

			2,249

Hong Kong — 2.0%
AIA Group Ltd.	15,288		169,874
BOC Hong Kong Holdings Ltd.	713		3,934
CK Asset Holdings Ltd.	369		2,111

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — continued
CK Hutchison Holdings Ltd.	507	3,888
CK Infrastructure Holdings Ltd.	121	970
CLP Holdings Ltd.	309	2,909
Futu Holdings Ltd., ADR (a)	11	1,450
Galaxy Entertainment Group Ltd.	376	1,699
Henderson Land Development Co. Ltd.	279	1,037
HKT Trust & HKT Ltd.	721	1,127
Hong Kong & China Gas Co. Ltd.	2,132	1,939
Hong Kong Exchanges & Clearing Ltd.	212	10,695
Hongkong Land Holdings Ltd.	206	1,604
Jardine Matheson Holdings Ltd.	31	2,200
Link REIT	491	2,276
MTR Corp. Ltd.	302	1,236
Power Assets Holdings Ltd.	262	2,040
Prudential plc	2,099	29,187
Sino Land Co. Ltd.	726	1,064
SITC International Holdings Co. Ltd.	263	1,152
Sun Hung Kai Properties Ltd.	274	4,562
Swire Pacific Ltd., Class A	67	727
Techtronic Industries Co. Ltd.	277	3,679
WH Group Ltd. (Registered) (e)	1,597	2,099
Wharf Holdings Ltd. (The)	198	546
Wharf Real Estate Investment Co. Ltd.	322	937

		254,942

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc	49	585
OTP Bank Nyrt	8	906
Richter Gedeon Nyrt	17	616

		2,107

India — 0.4%
ABB India Ltd.	6	379
Adani Enterprises Ltd.	18	327
Adani Power Ltd. (a)	367	583
Aditya Birla Capital Ltd. (a)	180	568
Alkem Laboratories Ltd.	6	317
Ambuja Cements Ltd.	57	242
APL Apollo Tubes Ltd.	22	451
Ashok Leyland Ltd.	313	515
Asian Paints Ltd.	1	34
Astral Ltd.	14	230
AU Small Finance Bank Ltd. (e)	41	366
Aurobindo Pharma Ltd.	29	403
Axis Bank Ltd.	50	623
Bajaj Finance Ltd.	81	690

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Bajaj Holdings & Investment Ltd.	3	267
Balkrishna Industries Ltd.	8	178
Bank of Baroda	155	409
Bharat Electronics Ltd.	78	334
Bharat Forge Ltd.	29	522
Bharat Heavy Electricals Ltd.	126	329
Bharat Petroleum Corp. Ltd.	162	485
Bharti Airtel Ltd.	68	1,300
Bosch Ltd.	1	260
Canara Bank	243	320
CG Power & Industrial Solutions Ltd.	76	526
Colgate-Palmolive India Ltd.	15	281
Coromandel International Ltd.	15	300
Dabur India Ltd.	60	258
Dixon Technologies India Ltd. (Registered)	4	429
DLF Ltd.	85	456
Eternal Ltd. (a)	16	39
Fortis Healthcare Ltd.	54	459
FSN E-Commerce Ventures Ltd. (a)	143	360
GAIL India Ltd.	295	433
GE Vernova T&D India Ltd.	14	547
GMR Airports Ltd. (a)	342	306
Godrej Consumer Products Ltd.	43	460
Godrej Properties Ltd. (a)	17	259
Havells India Ltd.	26	325
HCL Technologies Ltd.	19	276
HDFC Asset Management Co. Ltd. (e)	20	471
HDFC Bank Ltd.	369	2,900
Hindalco Industries Ltd.	15	138
Hindustan Petroleum Corp. Ltd.	98	350
Hindustan Unilever Ltd.	4	79
Hitachi Energy India Ltd.	2	436
Hyundai Motor India Ltd.	17	329
ICICI Bank Ltd.	160	2,058
ICICI Lombard General Insurance Co. Ltd. (e)	26	464
ICICI Prudential Life Insurance Co. Ltd. (e)	36	198
IDFC First Bank Ltd.	419	262
Indian Hotels Co. Ltd. (The), Class A	101	616
Indian Oil Corp. Ltd.	328	470
IndusInd Bank Ltd. (a)	61	487
Info Edge India Ltd.	41	419
Infosys Ltd.	105	1,414
Jindal Stainless Ltd.	35	263
Jindal Steel Ltd.	37	442
JSW Energy Ltd.	44	220
Jubilant Foodworks Ltd.	46	215
Kalyan Jewellers India Ltd.	41	164
Kotak Mahindra Bank Ltd.	54	205

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
India — continued
L&T Finance Ltd.	209		534
Larsen & Toubro Ltd.	9		331
Lodha Developers Ltd. (e)	37		266
LTIMindtree Ltd. (e)	8		343
Mahindra & Mahindra Ltd.	17		527
Mankind Pharma Ltd.	13		288
Marico Ltd.	69		537
Maruti Suzuki India Ltd.	1		191
Mphasis Ltd.	12		258
MRF Ltd.	—	(h)	342
Muthoot Finance Ltd.	15		512
NHPC Ltd.	292		228
NTPC Ltd.	13		53
Oberoi Realty Ltd.	13		192
Oil India Ltd.	50		256
One 97 Communications Ltd. (a)	45		453
Oracle Financial Services Software Ltd.	2		166
Page Industries Ltd.	1		277
PB Fintech Ltd. (a)	39		596
Persistent Systems Ltd.	—	(h)	—	(h)
Petronet LNG Ltd.	79		207
Phoenix Mills Ltd. (The)	23		362
PI Industries Ltd.	8		239
Pidilite Industries Ltd.	35		473
Polycab India Ltd.	7		507
Prestige Estates Projects Ltd.	19		233
Punjab National Bank	287		308
Rail Vikas Nigam Ltd. (Registered)	58		155
REC Ltd.	142		462
Reliance Industries Ltd.	208		3,001
Samvardhana Motherson International Ltd.	456		512
SBI Cards & Payment Services Ltd.	34		227
Shree Cement Ltd.	1		249
Shriram Finance Ltd.	39		361
Siemens Energy India Ltd.	10		269
Siemens Ltd. (a)	9		270
Solar Industries India Ltd.	3		407
SRF Ltd.	16		424
State Bank of India	17		182
Sun Pharmaceutical Industries Ltd.	7		134
Sundaram Finance Ltd.	7		334
Supreme Industries Ltd.	6		242
Suzlon Energy Ltd. (a)	1,210		513
Swiggy Ltd. (a)	159		446
Tata Communications Ltd.	12		171
Tata Consultancy Services Ltd.	19		475
Tata Motors Ltd. (a)	11		47

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
India — continued
Tata Steel Ltd.	106		217
Tech Mahindra Ltd.	7		103
Titan Co. Ltd.	4		169
Torrent Power Ltd.	17		241
Tube Investments of India Ltd.	12		314
UltraTech Cement Ltd.	—	(h)	36
Union Bank of India Ltd.	158		277
United Spirits Ltd.	43		553
UPL Ltd.	59		361
Varun Beverages Ltd.	150		614
Vedanta Ltd.	25		177
Vishal Mega Mart Ltd. (a)	220		248
Vodafone Idea Ltd. (a)	3,418		310
Voltas Ltd.	25		341
WAAREE Energies Ltd.	10		313
Yes Bank Ltd. (a)	1,668		307
Zydus Lifesciences Ltd.	25		233

			50,820

Indonesia — 0.0% (g)
Amman Mineral Internasional PT (a)	1,673		483
Bank Central Asia Tbk. PT	1,453		561
Bank Mandiri Persero Tbk. PT	608		171
Bank Negara Indonesia Persero Tbk. PT	1,682		376
Bank Rakyat Indonesia Persero Tbk. PT	1,591		318
Barito Pacific Tbk. PT (a)	2,367		190
Barito Renewables Energy Tbk. PT (a)	879		272
Bumi Resources Minerals Tbk. PT (a)	6,240		273
Chandra Asri Pacific Tbk. PT	795		224
Charoen Pokphand Indonesia Tbk. PT	818		197
Dian Swastatika Sentosa Tbk. PT (a)	101		391
GoTo Gojek Tokopedia Tbk. PT, Class A (a)	101,301		305
Petrindo Jaya Kreasi Tbk. PT	2,503		156
Sumber Alfaria Trijaya Tbk. PT	2,512		220
Telkom Indonesia Persero Tbk. PT	385		69
United Tractors Tbk. PT	177		323

			4,529

Ireland — 0.7%
Accenture plc, Class A	2		393
AerCap Holdings NV	95		13,027
AIB Group plc	1,675		17,876
Allegion plc	—	(h)	48
Aptiv plc (a)	1		51
Bank of Ireland Group plc	780		14,160
CRH plc	2		229
Eaton Corp. plc	4		1,294
Experian plc	512		17,711
Kerry Group plc, Class A	89		7,077

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — continued
Kingspan Group plc	82	6,999
Medtronic plc	4	358
Ryanair Holdings plc	451	12,704
Smurfit WestRock plc	2	64
TE Connectivity plc	1	200
Trane Technologies plc	1	298

		92,489

Italy — 3.3%
Banca Mediolanum SpA	178	3,611
Banca Monte dei Paschi di Siena SpA	1,612	14,064
Banco BPM SpA	938	13,055
Bio On SpA (a)(bb)	1	—
BPER Banca SpA	1,203	15,764
Buzzi SpA	30	1,521
Davide Campari-Milano NV	477	3,405
Enel SpA	5,636	61,615
Eni SpA	1,007	28,626
Ferrari NV	4	1,221
FinecoBank Banca Fineco SpA	481	10,693
Generali	692	27,845
Intesa Sanpaolo SpA	11,235	67,946
Italgas SpA	417	4,862
Leonardo SpA	217	14,770
Moncler SpA	153	9,198
Poste Italiane SpA (e)	383	9,012
Prysmian SpA	157	18,534
Recordati Industria Chimica e Farmaceutica SpA	83	4,730
Snam SpA	1,394	10,557
Telecom Italia SpA (a)	7,781	5,795
Terna - Rete Elettrica Nazionale	976	11,165
UniCredit SpA	1,180	84,688
Unipol Assicurazioni SpA	309	7,180

		429,857

Japan — 6.1%
Advantest Corp.	130	17,927
Aeon Co. Ltd.	366	4,375
AGC, Inc.	32	1,134
Aisin Corp.	81	1,134
Ajinomoto Co., Inc.	150	4,229
ANA Holdings, Inc.	57	1,023
Asahi Group Holdings Ltd.	250	2,495
Asahi Kasei Corp.	212	2,075
Asics Corp.	114	3,076
Astellas Pharma, Inc.	296	4,830
Bandai Namco Holdings, Inc.	97	2,381
Bridgestone Corp.	216	4,497

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Canon, Inc.	141	3,907
Capcom Co. Ltd.	56	1,181
Central Japan Railway Co.	127	3,305
Chiba Bank Ltd. (The)	92	1,191
Chubu Electric Power Co., Inc.	112	1,843
Chugai Pharmaceutical Co. Ltd.	110	6,083
Dai Nippon Printing Co. Ltd.	65	1,175
Daifuku Co. Ltd.	53	1,871
Dai-ichi Life Holdings, Inc.	578	5,328
Daiichi Sankyo Co. Ltd.	294	5,265
Daikin Industries Ltd.	43	5,206
Daito Trust Construction Co. Ltd.	48	1,118
Daiwa House Industry Co. Ltd.	114	3,573
Daiwa Securities Group, Inc.	218	2,064
Denso Corp.	286	3,582
Disco Corp.	15	6,155
East Japan Railway Co.	158	3,607
Ebara Corp.	76	2,143
Eisai Co. Ltd.	43	1,337
ENEOS Holdings, Inc.	442	3,982
FANUC Corp.	153	5,337
Fast Retailing Co. Ltd.	33	13,078
Fuji Electric Co. Ltd.	23	1,639
FUJIFILM Holdings Corp.	184	3,497
Fujikura Ltd.	248	6,815
Fujitsu Ltd.	287	5,859
Hankyu Hanshin Holdings, Inc.	40	1,151
Hikari Tsushin, Inc.	3	763
Hitachi Ltd.	773	22,688
Honda Motor Co. Ltd.	608	4,924
Hoya Corp.	56	9,760
Hulic Co. Ltd.	129	1,505
Ibiden Co. Ltd.	40	1,987
Idemitsu Kosan Co. Ltd.	126	1,238
IHI Corp.	169	3,495
Inpex Corp.	144	4,265
Isuzu Motors Ltd.	89	1,283
ITOCHU Corp.	975	12,406
Japan Airlines Co. Ltd.	25	400
Japan Exchange Group, Inc.	163	1,904
Japan Post Bank Co. Ltd.	294	4,800
Japan Post Holdings Co. Ltd.	294	3,398
Japan Post Insurance Co. Ltd.	92	926
Japan Tobacco, Inc.	215	8,244
JFE Holdings, Inc.	96	1,127
JX Advanced Metals Corp.	90	1,999
Kajima Corp.	69	2,621

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Kansai Electric Power Co., Inc. (The)	156	2,599
KAO Corp.	76	2,970
Kawasaki Heavy Industries Ltd.	125	2,342
Kawasaki Kisen Kaisha Ltd.	57	964
KDDI Corp.	482	8,203
Keyence Corp.	32	11,389
Kikkoman Corp.	110	995
Kioxia Holdings Corp. (a)	31	4,062
Kirin Holdings Co. Ltd.	127	2,025
Komatsu Ltd.	156	6,220
Konami Group Corp.	16	2,021
Kubota Corp.	161	2,578
Kyocera Corp.	210	3,219
Kyowa Kirin Co. Ltd.	39	643
Lasertec Corp.	13	2,938
LY Corp.	454	1,094
M3, Inc.	72	741
Makita Corp.	36	1,193
Marubeni Corp.	232	8,483
MatsukiyoCocokara & Co.	54	860
MINEBEA MITSUMI, Inc.	59	981
Mitsubishi Chemical Group Corp.	212	1,239
Mitsubishi Corp.	549	18,837
Mitsubishi Electric Corp.	312	10,208
Mitsubishi Estate Co. Ltd.	174	4,827
Mitsubishi HC Capital, Inc.	216	1,937
Mitsubishi Heavy Industries Ltd.	547	15,024
Mitsubishi UFJ Financial Group, Inc.	1,908	32,315
Mitsui & Co. Ltd.	425	16,408
Mitsui Fudosan Co. Ltd.	485	5,171
Mitsui OSK Lines Ltd.	57	2,352
Mizuho Financial Group, Inc.	425	17,189
MonotaRO Co. Ltd.	43	464
MS&AD Insurance Group Holdings, Inc.	211	5,504
Murata Manufacturing Co. Ltd.	274	6,143
NEC Corp.	213	5,295
Nexon Co. Ltd.	61	1,157
NIDEC Corp.	137	1,741
Nintendo Co. Ltd.	192	10,938
Nippon Building Fund, Inc. REIT	1	1,100
Nippon Paint Holdings Co. Ltd.	159	997
Nippon Sanso Holdings Corp.	28	989
Nippon Steel Corp.	970	3,578
Nippon Yusen KK	67	2,465
Nissan Motor Co. Ltd. (a)	364	789
Nitori Holdings Co. Ltd.	65	1,036
Nitto Denko Corp.	112	2,238

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Nomura Holdings, Inc.	494	3,892
Nomura Research Institute Ltd.	61	1,680
NTT, Inc.	4,898	4,900
Obayashi Corp.	103	2,504
Obic Co. Ltd.	53	1,294
Olympus Corp.	188	1,793
Oracle Corp. Japan	6	331
Oriental Land Co. Ltd.	176	2,997
ORIX Corp.	213	6,305
Osaka Gas Co. Ltd.	59	2,378
Otsuka Corp.	37	714
Otsuka Holdings Co. Ltd.	71	5,046
Pan Pacific International Holdings Corp.	313	1,908
Panasonic Holdings Corp.	382	6,405
Rakuten Group, Inc. (a)	249	1,164
Recruit Holdings Co. Ltd.	231	10,065
Renesas Electronics Corp.	293	4,182
Resona Holdings, Inc.	341	3,895
Ryohin Keikaku Co. Ltd.	84	1,784
Sanrio Co. Ltd.	149	926
SBI Holdings, Inc.	92	1,698
SCREEN Holdings Co. Ltd.	27	1,597
Secom Co. Ltd.	65	2,457
Seibu Holdings, Inc.	35	967
Sekisui Chemical Co. Ltd.	60	1,012
Sekisui House Ltd.	128	2,864
Seven & i Holdings Co. Ltd.	342	4,604
Shimadzu Corp.	39	920
Shimano, Inc.	12	1,284
Shimizu Corp.	83	1,493
Shin-Etsu Chemical Co. Ltd.	293	11,931
Shionogi & Co. Ltd.	123	2,725
Shiseido Co. Ltd.	66	1,338
SMC Corp.	9	3,697
SoftBank Corp.	4,730	6,329
SoftBank Group Corp.	627	15,275
Sompo Holdings, Inc.	146	5,676
Sony Financial Group, Inc.	1,013	928
Sony Group Corp.	1,039	21,664
Subaru Corp.	96	1,543
Sumitomo Corp.	179	6,706
Sumitomo Electric Industries Ltd.	117	6,637
Sumitomo Metal Mining Co. Ltd.	49	2,835
Sumitomo Mitsui Financial Group, Inc.	622	20,461
Sumitomo Mitsui Trust Group, Inc.	124	3,947
Sumitomo Realty & Development Co. Ltd.	121	3,433
Suntory Beverage & Food Ltd.	23	635

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Suzuki Motor Corp.	258	3,140
Sysmex Corp.	81	708
T&D Holdings, Inc.	75	1,916
Taisei Corp.	30	3,139
Takeda Pharmaceutical Co. Ltd.	262	9,664
TDK Corp.	317	4,123
Terumo Corp.	217	2,915
TIS, Inc.	35	757
Toho Co. Ltd.	87	909
Tokio Marine Holdings, Inc.	302	14,167
Tokyo Electron Ltd.	76	18,882
Tokyo Gas Co. Ltd.	51	2,416
Tokyu Corp.	82	963
TOPPAN Holdings, Inc.	38	1,013
Toray Industries, Inc.	227	1,615
Toyota Industries Corp. (a)	6	750
Toyota Motor Corp.	1,589	33,029
Toyota Tsusho Corp.	129	5,004
Tsuruha Holdings, Inc.	42	650
Unicharm Corp.	185	1,083
West Japan Railway Co.	67	1,323
Yamaha Motor Co. Ltd.	151	1,091
Yokogawa Electric Corp.	37	1,140
Yokohama Financial Group, Inc.	167	1,486
Zensho Holdings Co. Ltd.	16	922
ZOZO, Inc.	70	492

		788,778

Kuwait — 0.0% (g)
Boubyan Bank KSCP	156	345
Gulf Bank KSCP	312	331
Kuwait Finance House KSCP	315	819
Mabanee Co. KPSC	58	169
Mobile Telecommunications Co. KSCP	255	470
National Bank of Kuwait SAKP	412	1,222
Warba Bank KSCP (a)	339	323

		3,679

Luxembourg — 0.2%
Allwyn AG	10	157
ArcelorMittal SA	429	22,242
CVC Capital Partners plc (e)	166	2,162
Eurofins Scientific SE	11	806
Reinet Investments SCA	15	488
Tenaris SA	141	4,120
Zabka Group SA (a)	44	263

		30,238

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Macau — 0.0% (g)
Sands China Ltd.	466	992

Malaysia — 0.1%
AMMB Holdings Bhd.	251	411
Axiata Group Bhd.	273	150
CELCOMDIGI Bhd.	412	302
CIMB Group Holdings Bhd.	111	208
Gamuda Bhd.	529	491
Hong Leong Bank Bhd.	75	405
IHH Healthcare Bhd.	249	555
IOI Corp. Bhd	275	288
Kuala Lumpur Kepong Bhd.	51	270
Malayan Banking Bhd.	25	69
Maxis Bhd.	276	246
MISC Bhd.	139	291
MR DIY Group M Bhd. (e)	397	151
Nestle Malaysia Bhd.	9	211
Petronas Chemicals Group Bhd.	311	468
Petronas Dagangan Bhd.	30	160
Petronas Gas Bhd.	89	393
Press Metal Aluminium Holdings Bhd.	29	58
Public Bank Bhd.	276	320
QL Resources Bhd.	150	137
RHB Bank Bhd.	179	375
SD Guthrie Bhd.	223	332
Sunway Bhd.	267	320
Telekom Malaysia Bhd.	148	260
YTL Corp. Bhd	292	123
YTL Power International Bhd.	322	241

		7,235

Mexico — 0.4%
America Movil SAB de CV, Class B	4,028	5,121
Arca Continental SAB de CV	117	1,351
Cemex SAB de CV	3,380	3,870
Coca-Cola Femsa SAB de CV	123	1,195
Fibra Uno Administracion SA de CV REIT	765	1,250
Fomento Economico Mexicano SAB de CV	345	3,827
Fresnillo plc	226	10,021
Gruma SAB de CV, Class B	52	952
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	77	1,109
Grupo Aeroportuario del Pacifico SAB de CV, Class B	81	1,991
Grupo Aeroportuario del Sureste SAB de CV, Class B	40	1,343
Grupo Bimbo SAB de CV	335	1,122
Grupo Carso SAB de CV, Class A1	72	543
Grupo Comercial Chedraui SA de CV	40	232
Grupo Financiero Banorte SAB de CV, Class O	571	6,320
Grupo Financiero Inbursa SAB de CV, Class O	443	1,115
Grupo Mexico SAB de CV, Class B	650	6,958

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mexico — continued
Industrias Penoles SAB de CV (a)	42	1,869
Kimberly-Clark de Mexico SAB de CV, Class A	150	355
Prologis Property Mexico SA de CV REIT	267	1,168
Promotora y Operadora de Infraestructura SAB de CV	21	346
Sigma Foods SAB de CV, Class A	1,026	1,027
Wal-Mart de Mexico SAB de CV	1,135	3,701

		56,786

Netherlands — 5.6%
ABN AMRO Bank NV (Registered), CVA	456	14,453
Adyen NV (a) (e)	20	20,387
Aegon Ltd.	1,002	7,330
Akzo Nobel NV	67	3,853
Argenx SE (a)	6	4,213
ASM International NV	36	27,508
ASML Holding NV	301	400,435
ASR Nederland NV	133	9,142
BE Semiconductor Industries NV	55	11,831
Euronext NV (e)	65	10,369
EXOR NV	72	5,514
Ferrovial SE	285	18,561
Heineken Holding NV	100	7,126
Heineken NV	230	17,696
ING Groep NV	2,355	61,132
JBS NV, Class A (a)	101	1,807
JDE Peet’s NV	94	3,465
Koninklijke Ahold Delhaize NV	24	1,098
Koninklijke KPN NV	1,727	9,625
Koninklijke Philips NV	73	2,003
Magnum Ice Cream Co. NV (The) (a)	269	3,949
Nebius Group NV, Class A (a)	6	582
NEPI Rockcastle NV (a)	13	107
NN Group NV	211	16,448
NXP Semiconductors NV	1	161
Prosus NV (a)	879	40,708
QIAGEN NV	19	783
Randstad NV	59	1,549
Stellantis NV	56	408
Universal Music Group NV	518	10,059
Wolters Kluwer NV	125	9,356

		721,658

New Zealand — 0.1%
Auckland International Airport Ltd.	315	1,443
Contact Energy Ltd.	153	812
Fisher & Paykel Healthcare Corp. Ltd.	110	2,386

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
New Zealand — continued
Infratil Ltd.	284		1,914
Meridian Energy Ltd.	348		1,113
Xero Ltd. (a)	32		1,694

			9,362

Norway — 0.7%
Aker BP ASA	140		5,161
DNB Bank ASA	720		22,543
Equinor ASA	367		15,620
Gjensidige Forsikring ASA	185		4,834
Kongsberg Gruppen ASA	251		10,701
Mowi ASA	283		6,443
Norsk Hydro ASA	1,368		14,584
Orkla ASA	363		4,573
Salmar ASA	38		2,227
Telenor ASA	272		4,782
Yara International ASA	65		3,827

			95,295

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	38		1,356
Credicorp Ltd.	15		5,134

			6,490

Philippines — 0.0% (g)
Ayala Corp.	24		202
Ayala Land, Inc.	822		220
Bank of the Philippine Islands	219		359
BDO Unibank, Inc.	282		530
International Container Terminal Services, Inc.	56		635
Jollibee Foods Corp.	59		172
Manila Electric Co.	34		350
Metropolitan Bank & Trust Co.	186		195
PLDT, Inc.	7		157
SM Investments Corp.	23		235
SM Prime Holdings, Inc.	1,178		396

			3,451

Poland — 0.1%
Bank Millennium SA (a)	209		926
Bank Polska Kasa Opieki SA	11		678
Budimex SA	2		272
CD Projekt SA	7		428
Dino Polska SA (a) (e)	56		509
InPost SA (a)	130		2,293
KGHM Polska Miedz SA (a)	5		346
LPP SA	—	(h)	67

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Poland — continued
mBank SA (a)	2	495
ORLEN SA	20	740
PGE Polska Grupa Energetyczna SA (a)	68	192
Powszechna Kasa Oszczednosci Bank Polski SA	38	905
Powszechny Zaklad Ubezpieczen SA	26	444
Santander Bank Polska SA	4	577

		8,872

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	5,913	5,759
EDP SA	2,167	11,468
Galp Energia SGPS SA	199	4,767

		21,994

Qatar — 0.0% (g)
Al Rayan Bank	787	473
Commercial Bank PSQC (The)	350	410
Dukhan Bank	162	154
Industries Qatar QSC	177	517
Mesaieed Petrochemical Holding Co.	433	130
Nebras Energy	52	206
Ooredoo QPSC	105	359
Qatar Fuel QSC	47	189
Qatar Gas Transport Co. Ltd.	333	384
Qatar International Islamic Bank QSC	98	300
Qatar Islamic Bank QPSC	206	1,284
Qatar National Bank QPSC	51	240

		4,646

Saudi Arabia — 0.1%
ACWA Power Co. (a)	4	176
Ades Holding Co.	29	141
Al Rajhi Bank	61	1,726
Alinma Bank	3	23
Almarai Co. JSC	51	599
Arab National Bank	99	568
Arabian Internet & Communications Services Co.	2	120
Bank AlBilad	83	607
Bank Al-Jazira	71	225
Banque Saudi Fransi	130	694
Bupa Arabia for Cooperative Insurance Co.	9	423
Co. for Cooperative Insurance (The)	9	313
Dar Al Arkan Real Estate Development Co. (a)	52	252
Dr Sulaiman Al Habib Medical Services Group Co.	9	635
Elm Co.	2	355
Etihad Etisalat Co.	5	91
Jabal Omar Development Co. (a)	77	331
Jarir Marketing Co.	69	260

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Makkah Construction & Development Co.	10	235
Mouwasat Medical Services Co.	11	221
Riyad Bank	61	484
SAL Saudi Logistics Services	3	145
Saudi Arabian Mining Co. (a)	43	742
Saudi Arabian Oil Co. (e)	150	1,086
Saudi Awwal Bank	43	428
Saudi Basic Industries Corp.	17	277
Saudi Energy Co.	94	427
Saudi Investment Bank (The)	86	305
Saudi National Bank (The)	83	939
Saudi Tadawul Group Holding Co.	5	198
Saudi Telecom Co.	23	260
Yanbu National Petrochemical Co.	30	286

		13,572

Singapore — 0.5%
CapitaLand Ascendas REIT	726	1,402
CapitaLand Integrated Commercial Trust REIT	1,155	2,071
CapitaLand Investment Ltd.	447	951
DBS Group Holdings Ltd.	392	17,423
Grab Holdings Ltd., Class A (a)	453	1,657
Keppel Ltd.	281	2,588
Oversea-Chinese Banking Corp. Ltd.	635	10,871
Sea Ltd., ADR (a)	78	6,455
Sembcorp Industries Ltd.	174	904
Singapore Airlines Ltd.	304	1,566
Singapore Exchange Ltd.	190	2,894
Singapore Technologies Engineering Ltd.	297	2,524
Singapore Telecommunications Ltd.	1,403	5,389
United Overseas Bank Ltd.	235	6,724
Wilmar International Ltd.	368	1,105

		64,524

South Africa — 0.1%
Absa Group Ltd.	34	488
Bidvest Group Ltd.	35	470
Capitec Bank Holdings Ltd.	4	938
Clicks Group Ltd.	28	486
Discovery Ltd.	21	308
FirstRand Ltd.	202	1,036
Gold Fields Ltd.	33	1,517
Harmony Gold Mining Co. Ltd.	15	223
Impala Platinum Holdings Ltd.	36	506
MTN Group Ltd.	73	858
Naspers Ltd., Class N	30	1,545
Nedbank Group Ltd.	12	191
Northam Platinum Holdings Ltd.	16	336
OUTsurance Group Ltd.	103	423

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Africa — continued
Pepkor Holdings Ltd. (e)	358		482
Remgro Ltd.	56		625
Sanlam Ltd.	89		469
Sasol Ltd. (a)	16		210
Sibanye Stillwater Ltd.	107		327
Standard Bank Group Ltd.	58		1,044
Valterra Platinum Ltd.	11		891
Vodacom Group Ltd.	73		626

			13,999

South Korea — 0.5%
Alteogen, Inc.	1		278
Amorepacific Corp.	3		263
APR Corp.	—	(h)	68
Celltrion, Inc. (a)	4		583
DB Insurance Co. Ltd.	—	(h)	4
Doosan Co. Ltd.	1		593
Doosan Enerbility Co. Ltd. (a)	17		1,052
Ecopro BM Co. Ltd.	1		66
Ecopro Co. Ltd. (a)	3		320
Hana Financial Group, Inc.	10		717
Hanjin Kal Corp.	3		198
Hankook Tire & Technology Co. Ltd.	8		281
Hanmi Semiconductor Co. Ltd.	1		238
Hanwha Aerospace Co. Ltd.	1		1,134
Hanwha Ocean Co. Ltd. (a)	5		430
Hanwha Systems Co. Ltd.	2		137
HD Hyundai Co. Ltd.	1		116
HD Hyundai Electric Co. Ltd.	1		413
HD Hyundai Heavy Industries Co. Ltd.	1		445
HD Hyundai Marine Solution Co. Ltd.	2		212
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2		362
HLB, Inc. (a)	12		406
HMM Co. Ltd.	27		350
HYBE Co. Ltd.	2		494
Hyosung Heavy Industries Corp.	—	(h)	341
Hyundai Engineering & Construction Co. Ltd.	3		261
Hyundai Glovis Co. Ltd.	4		575
Hyundai Mobis Co. Ltd.	2		509
Hyundai Motor Co.	4		1,202
Hyundai Rotem Co. Ltd.	3		299
Industrial Bank of Korea	1		9
Kakao Corp.	8		254
KakaoBank Corp.	7		108
KB Financial Group, Inc.	14		1,387
Kia Corp.	8		772
Korea Aerospace Industries Ltd.	3		310

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
Korea Electric Power Corp.	7		204
Korea Investment Holdings Co. Ltd.	1		102
Korean Air Lines Co. Ltd.	22		361
Krafton, Inc. (a)	3		577
KT&G Corp.	2		218
LG Chem Ltd.	1		306
LG Corp.	1		29
LG Display Co. Ltd. (a)	35		255
LG Electronics, Inc.	1		63
LG Energy Solution Ltd. (a)	1		309
LG Uplus Corp.	22		233
LIG Nex1 Co. Ltd.	1		575
LS Electric Co. Ltd.	1		275
Meritz Financial Group, Inc. (a)	—	(h)	26
Mirae Asset Securities Co. Ltd.	7		309
NAVER Corp.	4		579
NH Investment & Securities Co. Ltd.	15		314
POSCO Future M Co. Ltd.	1		126
POSCO Holdings, Inc.	2		396
Posco International Corp.	7		323
Samsung Biologics Co. Ltd. (a) (e)	—	(h)	312
Samsung C&T Corp.	3		497
Samsung Electro-Mechanics Co. Ltd.	2		590
Samsung Electronics Co. Ltd.	192		22,409
Samsung Episholdings Co. Ltd. (a)	2		548
Samsung Fire & Marine Insurance Co. Ltd.	1		339
Samsung Heavy Industries Co. Ltd. (a)	27		457
Samsung Life Insurance Co. Ltd.	4		584
Samsung SDI Co. Ltd. (a)	2		574
Samsung SDS Co. Ltd.	5		473
Samyang Foods Co. Ltd.	—	(h)	346
Shinhan Financial Group Co. Ltd.	15		895
SK Biopharmaceuticals Co. Ltd. (a)	3		219
SK Hynix, Inc.	21		12,172
SK Innovation Co. Ltd.	7		542
SK Square Co. Ltd. (a)	4		1,191
SK, Inc.	1		142
S-Oil Corp. (a)	5		354
Woori Financial Group, Inc.	46		1,006
Yuhan Corp.	1		59

			64,476

Spain — 4.1%
Acciona SA	17		4,475
ACS Actividades de Construccion y Servicios SA	101		12,318
Aena SME SA (e)	404		11,913
Amadeus IT Group SA	23		1,339
Banco Bilbao Vizcaya Argentaria SA	4,604		99,446
Banco de Sabadell SA	4,139		14,826

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Banco Santander SA	11,889	133,280
Bankinter SA	573	9,082
CaixaBank SA	3,168	37,977
Cellnex Telecom SA (e)	220	7,065
EDP Renovaveis SA	218	3,492
Endesa SA	221	9,205
Grifols SA	28	291
Iberdrola SA	4,458	102,070
Industria de Diseno Textil SA	752	43,763
Mapfre SA	731	3,258
Naturgy Energy Group SA	192	5,750
Redeia Corp. SA	243	4,125
Repsol SA	538	15,149
Telefonica SA	1,638	7,169

		525,993

Sweden — 3.0%
AddTech AB, Class B	160	5,482
Alfa Laval AB	167	9,132
Assa Abloy AB, Class B	555	20,064
Atlas Copco AB, Class A	1,475	26,021
Atlas Copco AB, Class B	837	13,084
Beijer Ref AB, Class B	220	3,055
Boliden AB (a)	289	15,125
Epiroc AB, Class A	354	8,714
Epiroc AB, Class B	209	4,487
EQT AB	408	12,668
Essity AB, Class B	16	401
Evolution AB (e)	3	215
Fastighets AB Balder, Class B (a)	18	108
H & M Hennes & Mauritz AB, Class B	13	237
Hexagon AB, Class B	55	540
Holmen AB, Class B	28	994
Industrivarden AB, Class A	92	4,606
Industrivarden AB, Class C	122	6,041
Indutrade AB	172	3,952
Investment AB Latour, Class B	106	2,290
Investor AB, Class B	1,475	55,849
L E Lundbergforetagen AB, Class B	59	3,360
Lifco AB, Class B	144	4,354
Nibe Industrier AB, Class B	834	3,484
Saab AB, Class B	172	11,269
Sagax AB, Class B	6	104
Sandvik AB	589	22,647
Securitas AB, Class B	265	4,444
Skandinaviska Enskilda Banken AB, Class A	1,219	22,526
Skanska AB, Class B	183	4,941
SKF AB, Class B	184	4,431

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Spotify Technology SA (a)	71		34,281
Svenska Cellulosa AB SCA, Class B	238		2,760
Svenska Handelsbanken AB, Class A	1,184		15,604
Swedbank AB, Class A	685		23,331
Swedish Orphan Biovitrum AB (a)	18		772
Tele2 AB, Class B	243		5,027
Telefonaktiebolaget LM Ericsson, Class B	75		850
Telia Co. AB	1,055		5,404
Trelleborg AB, Class B	108		4,039
Volvo AB, Class B	871		28,653

			395,346

Switzerland — 10.7%
ABB Ltd. (Registered)	859		69,824
Alcon AG	47		3,562
Amcor plc	2		68
Amrize Ltd. (a)	2		99
Avolta AG	2		134
Banque Cantonale Vaudoise (Registered)	24		3,923
Barry Callebaut AG (Registered)	3		4,938
Belimo Holding AG (Registered)	6		4,833
BKW AG	15		2,896
Chocoladefabriken Lindt & Spruengli AG	1		10,953
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	12,166
Chubb Ltd.	1		380
Cie Financiere Richemont SA, Class A (Registered)	360		63,596
Coca-Cola HBC AG (a)	168		9,456
DSM-Firmenich AG	68		4,842
EMS-Chemie Holding AG (Registered)	3		2,158
Galderma Group AG	141		27,687
Garmin Ltd.	1		122
Geberit AG (Registered)	19		12,879
Givaudan SA (Registered)	4		12,836
Glencore plc (a)	10,096		76,464
Helvetia Baloise Holding AG	65		16,797
Holcim AG (a)	207		17,135
Julius Baer Group Ltd.	169		12,464
Kuehne + Nagel International AG (Registered)	26		5,925
Logitech International SA (Registered)	4		363
Lonza Group AG (Registered)	7		4,249
Nestle SA (Registered)	2,111		207,028
Novartis AG	1,446		221,914
Partners Group Holding AG	18		19,787
Roche Holding AG	559		223,301
Sandoz Group AG	317		24,874
Schindler Holding AG	22		7,248
Schindler Holding AG (Registered)	12		3,933
SGS SA (Registered)	89		9,415

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Sika AG (Registered)	64	10,513
Sonova Holding AG (Registered)	5	1,087
STMicroelectronics NV	18	613
Straumann Holding AG (Registered)	10	1,093
Swatch Group AG (The)	19	4,178
Swiss Life Holding AG (Registered)	23	25,043
Swiss Prime Site AG (Registered)	2	357
Swiss Re AG	242	40,678
Swisscom AG (Registered)	11	9,638
UBS Group AG (Registered)	2,573	100,331
VAT Group AG (e)	15	9,048
Zurich Insurance Group AG	119	83,986

		1,384,814

Taiwan — 1.8%
Accton Technology Corp.	19	937
Advantech Co. Ltd.	56	574
Airtac International Group	16	510
Alchip Technologies Ltd.	2	163
ASE Technology Holding Co. Ltd.	174	1,915
Asia Cement Corp.	258	282
Asia Vital Components Co. Ltd.	13	859
ASPEED Technology, Inc.	1	345
Asustek Computer, Inc.	16	281
Bizlink Holding, Inc.	6	345
Caliway Biopharmaceuticals Co. Ltd. (a)	117	328
Catcher Technology Co. Ltd.	64	379
Cathay Financial Holding Co. Ltd.	352	787
Chailease Holding Co. Ltd.	186	645
Chang Hwa Commercial Bank Ltd.	946	608
China Airlines Ltd.	327	185
China Steel Corp.	132	79
Chroma ATE, Inc.	16	768
Compal Electronics, Inc.	439	382
CTBC Financial Holding Co. Ltd.	539	876
Delta Electronics, Inc.	78	3,517
E Ink Holdings, Inc.	99	432
E.Sun Financial Holding Co. Ltd.	274	272
Elite Material Co. Ltd.	12	1,024
eMemory Technology, Inc.	7	596
Eva Airways Corp.	350	377
Evergreen Marine Corp. Taiwan Ltd	12	76
Far Eastern New Century Corp.	366	305
Far EasTone Telecommunications Co. Ltd.	180	520
Formosa Chemicals & Fibre Corp.	414	591
Formosa Plastics Corp.	2	3
Fortune Electric Co. Ltd.	18	450
Fubon Financial Holding Co. Ltd.	225	616

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Gigabyte Technology Co. Ltd.	57	408
Global Unichip Corp.	2	142
Globalwafers Co. Ltd.	26	355
Gold Circuit Electronics Ltd.	11	310
Hon Hai Precision Industry Co. Ltd.	455	2,781
Hon Precision, Inc.	3	332
Hotai Motor Co. Ltd.	31	476
Hua Nan Financial Holdings Co. Ltd.	248	260
Innolux Corp.	28	22
International Games System Co. Ltd.	26	621
Inventec Corp.	289	370
Jentech Precision Industrial Co. Ltd.	3	377
KGI Financial Holding Co. Ltd.	542	333
King Slide Works Co. Ltd.	1	104
King Yuan Electronics Co. Ltd.	28	240
Largan Precision Co. Ltd.	1	69
Lite-On Technology Corp.	51	233
Lotes Co. Ltd.	9	601
MediaTek, Inc.	57	2,734
Mega Financial Holding Co. Ltd.	171	208
Nan Ya Plastics Corp.	190	454
Pegatron Corp.	231	560
PharmaEssentia Corp.	3	59
President Chain Store Corp.	65	458
Quanta Computer, Inc.	62	558
Shanghai Commercial & Savings Bank Ltd. (The)	462	566
SinoPac Financial Holdings Co. Ltd.	412	400
Taiwan Business Bank	951	451
Taiwan High Speed Rail Corp.	213	176
Taiwan Mobile Co. Ltd.	180	615
Taiwan Semiconductor Manufacturing Co. Ltd.	3,266	188,888
TCC Group Holdings Co. Ltd.	731	532
Teco Electric & Machinery Co. Ltd.	132	259
TS Financial Holding Co. Ltd.	551	405
Unimicron Technology Corp.	152	2,224
United Microelectronics Corp.	358	642
Vanguard International Semiconductor Corp.	121	449
Wan Hai Lines Ltd.	79	192
Wistron Corp.	67	266
Wiwynn Corp.	4	430
Yageo Corp.	58	458
Yang Ming Marine Transport Corp.	163	268
Yuanta Financial Holding Co. Ltd.	336	477
Zhen Ding Technology Holding Ltd.	87	581

		231,371

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Thailand — 0.0% (g)
Airports of Thailand PCL, NVDR	31	49
Bumrungrad Hospital PCL, NVDR	71	355
Central Pattana PCL, NVDR	219	421
Charoen Pokphand Foods PCL, NVDR	392	251
Delta Electronics Thailand PCL, NVDR	116	942
Kasikornbank PCL, NVDR	90	524
Krung Thai Bank PCL, NVDR	374	400
Minor International PCL, NVDR	337	224
SCB X PCL, NVDR	138	606
Siam Cement PCL (The), NVDR	78	496
TMBThanachart Bank PCL, NVDR	3,707	261
True Corp. PCL, NVDR	997	439

		4,968

Turkey — 0.0% (g)
Akbank TAS	325	486
Eregli Demir ve Celik Fabrikalari TAS	367	235
Ford Otomotiv Sanayi A/S	54	124
Haci Omer Sabanci Holding A/S	118	240
KOC Holding A/S	73	322
Turk Hava Yollari AO	62	412
Turkcell Iletisim Hizmetleri A/S	122	292
Turkiye Is Bankasi A/S, Class C (a)	838	248
Turkiye Petrol Rafinerileri A/S	106	617
Yapi ve Kredi Bankasi A/S (a)	341	256

		3,232

United Arab Emirates — 0.0% (g)
Abu Dhabi Commercial Bank PJSC	80	272
Abu Dhabi Islamic Bank PJSC	36	206
Abu Dhabi National Oil Co. for Distribution PJSC	444	461
ADNOC Drilling Co. PJSC	381	539
ADNOC Logistics & Services	203	288
Aldar Properties PJSC (a)	47	103
Dubai Electricity & Water Authority PJSC	635	471
Dubai Islamic Bank PJSC (a)	313	635
Emaar Development PJSC	110	416
Emaar Properties PJSC	172	563
Emirates NBD Bank PJSC	58	437
Emirates Telecommunications Group Co. PJSC	71	366
First Abu Dhabi Bank PJSC	144	682
NMC Health plc (a)(bb)	16	—
Salik Co. PJSC	238	335

		5,774

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — 20.8%
3i Group plc	810	26,389
Admiral Group plc	219	9,160
Airtel Africa plc (e)	406	1,872
Anglo American plc	1,131	48,575
Anglogold Ashanti Plc	18	1,844
Aon plc, Class A	1	207
Associated British Foods plc	177	4,423
AstraZeneca plc	1,177	230,114
Autotrader Group plc (e)	384	2,401
Aviva plc	2,474	19,855
BAE Systems plc	6,459	189,374
Barclays plc	11,202	58,628
Barratt Redrow plc	177	616
BP plc	7,813	61,153
British American Tobacco plc	4,948	287,269
BT Group plc	2,883	8,080
Bunzl plc	173	5,201
Centrica plc	3,833	10,854
CNH Industrial NV	3	32
Coca-Cola Europacific Partners plc	167	15,138
Compass Group plc	44	1,226
Diageo plc	1,779	33,092
Endeavour Mining plc	196	11,789
Entain plc	16	116
GSK plc	3,082	84,899
Haleon plc	6,672	33,021
Halma plc	10	495
HSBC Holdings plc	24,809	407,434
Imperial Brands plc	20	822
Informa plc	575	5,780
InterContinental Hotels Group plc	4	500
International Consolidated Airlines Group SA	745	3,536
Intertek Group plc	82	3,997
J Sainsbury plc	44	197
JD Sports Fashion plc	64	61
Kingfisher plc	44	169
Land Securities Group plc REIT	18	136
Legal & General Group plc	4,464	14,669
Lloyds Banking Group plc	47,489	58,860
London Stock Exchange Group plc	372	43,947
M&G plc	1,940	7,047
Marks & Spencer Group plc	52	236
Melrose Industries plc	2,718	18,420
National Grid plc	4,131	69,734
NatWest Group plc	6,485	48,043
Next plc	3	519

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Pearson plc	15		195
Pentair plc	1		51
Reckitt Benckiser Group plc	473		31,793
RELX plc	1,001		32,792
Rentokil Initial plc	1,355		8,407
Rio Tinto plc	1,129		104,705
Rolls-Royce Holdings plc	18,063		274,428
Sage Group plc (The)	25		276
Schroders plc	567		4,368
Segro plc REIT	36		310
Severn Trent plc	236		9,683
Shell plc	4,312		199,712
Smith & Nephew plc	75		1,190
Smiths Group plc	175		5,347
Spirax Group plc	39		3,533
SSE plc	1,017		35,152
Standard Chartered plc	1,554		32,390
Standard Life plc	618		5,594
Tesco plc	171		1,076
Unilever plc	1,676		92,029
United Utilities Group plc	554		9,662
Verisure plc (a)	141		1,461
Vodafone Group plc	8,509		12,835
Whitbread plc	4		135
Willis Towers Watson plc	—	(h)	87
Wise plc, Class A (a)	522		6,284

			2,703,425

United States — 2.4%
3M Co.	2		247
Abbott Laboratories	15		1,571
AbbVie, Inc.	13		2,726
Adobe, Inc. (a)	1		320
Advanced Micro Devices, Inc. (a)	9		1,867
AECOM	1		43
Affirm Holdings, Inc., Class A (a)	1		43
Aflac, Inc.	2		175
Agilent Technologies, Inc.	1		110
Air Products & Chemicals, Inc.	1		212
Airbnb, Inc., Class A (a)	1		177
Alliant Energy Corp.	1		64
Allstate Corp. (The)	1		177
Alnylam Pharmaceuticals, Inc. (a)	—	(h)	148
Alphabet, Inc., Class A	33		9,388
Alphabet, Inc., Class C	26		7,515
Altria Group, Inc.	5		355
Amazon.com, Inc. (a)	55		11,363

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Ameren Corp.	1		96
American Electric Power Co., Inc.	2		228
American Express Co.	5		1,522
American International Group, Inc.	2		125
American Tower Corp. REIT	2		262
American Water Works Co., Inc.	1		85
Ameriprise Financial, Inc.	—	(h)	130
AMETEK, Inc.	4		773
Amgen, Inc.	5		1,647
Amphenol Corp., Class A	10		1,249
Analog Devices, Inc.	2		502
Annaly Capital Management, Inc. REIT	2		41
Apollo Global Management, Inc.	1		157
Apple, Inc.	81		20,629
Applied Materials, Inc.	5		1,660
AppLovin Corp., Class A (a)	1		289
Archer-Daniels-Midland Co.	2		120
Ares Management Corp., Class A	1		77
Arista Networks, Inc. (a)	3		425
Arthur J Gallagher & Co.	1		183
Astera Labs, Inc. (a)	—	(h)	45
AT&T, Inc.	60		1,734
Atmos Energy Corp.	1		94
Autodesk, Inc. (a)	1		161
Automatic Data Processing, Inc.	1		259
AutoZone, Inc. (a)	—	(h)	182
AvalonBay Communities, Inc. REIT	—	(h)	75
Avery Dennison Corp.	—	(h)	41
Axon Enterprise, Inc. (a)	—	(h)	106
Baker Hughes Co., Class A	3		191
Ball Corp.	1		50
Bank of America Corp.	50		2,434
Bank of New York Mellon Corp. (The)	2		265
Becton Dickinson & Co.	1		141
Berkshire Hathaway, Inc., Class B (a)	9		4,160
Best Buy Co., Inc.	1		44
Biogen, Inc. (a)	1		92
Blackstone, Inc.	2		272
Block, Inc., Class A (a)	2		113
Bloom Energy Corp., Class A (a)	1		103
Boeing Co. (The) (a)	7		1,294
Booking Holdings, Inc.	—	(h)	1,082
Boston Scientific Corp. (a)	5		299
Bristol-Myers Squibb Co.	22		1,329
Broadcom, Inc.	25		7,625
Broadridge Financial Solutions, Inc.	—	(h)	67
Brookfield Asset Management Ltd., Class A	35		1,535

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Brookfield Renewable Corp.	12		466
Brown & Brown, Inc.	1		62
Builders FirstSource, Inc. (a)	—	(h)	35
Bunge Global SA	1		69
Burlington Stores, Inc. (a)	—	(h)	77
Cadence Design Systems, Inc. (a)	1		245
Capital One Financial Corp.	2		388
Cardinal Health, Inc.	1		157
Carlisle Cos., Inc.	—	(h)	43
Carlyle Group, Inc. (The)	1		38
Carnival Corp.	4		93
Carrier Global Corp.	3		147
Carvana Co., Class A (a)	—	(h)	136
Caterpillar, Inc.	3		2,411
Cboe Global Markets, Inc.	—	(h)	94
CBRE Group, Inc., Class A (a)	1		130
CDW Corp.	—	(h)	55
Cencora, Inc.	1		191
Centene Corp. (a)	2		55
CenterPoint Energy, Inc.	2		91
CF Industries Holdings, Inc.	1		79
CH Robinson Worldwide, Inc.	—	(h)	65
Charles Schwab Corp. (The)	16		1,469
Charter Communications, Inc., Class A (a)	—	(h)	70
Cheniere Energy, Inc.	1		203
Chevron Corp.	13		2,754
Chipotle Mexican Grill, Inc., Class A (a)	4		142
Church & Dwight Co., Inc.	1		77
Ciena Corp. (a)	—	(h)	188
Cigna Group (The)	1		234
Cincinnati Financial Corp.	—	(h)	76
Cintas Corp.	1		193
Cisco Systems, Inc.	29		2,261
Citigroup, Inc.	6		656
Citizens Financial Group, Inc.	1		89
Clorox Co. (The)	—	(h)	49
Cloudflare, Inc., Class A (a)	1		214
CME Group, Inc., Class A	1		347
CMS Energy Corp.	1		76
Coca-Cola Co. (The)	30		2,301
Cognizant Technology Solutions Corp., Class A	2		100
Coinbase Global, Inc., Class A (a)	1		115
Colgate-Palmolive Co.	3		213
Comcast Corp., Class A	12		341
Comfort Systems USA, Inc.	—	(h)	167
ConocoPhillips	12		1,526
Consolidated Edison, Inc.	1		129

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Constellation Brands, Inc., Class A	—	(h)	68
Constellation Energy Corp.	1		279
Cooper Cos., Inc. (The) (a)	1		52
Copart, Inc. (a)	3		104
CoreWeave, Inc., Class A (a)	1		41
Corning, Inc.	3		363
Corpay, Inc. (a)	—	(h)	63
Corteva, Inc.	2		178
CoStar Group, Inc. (a)	1		53
Costco Wholesale Corp.	3		3,018
Coterra Energy, Inc.	2		83
Credo Technology Group Holding Ltd. (a)	—	(h)	45
Crowdstrike Holdings, Inc., Class A (a)	1		318
Crown Castle, Inc. REIT	1		116
CSX Corp.	6		245
Cummins, Inc.	—	(h)	237
CVS Health Corp.	4		294
Danaher Corp.	2		385
Darden Restaurants, Inc.	—	(h)	71
Datadog, Inc., Class A (a)	1		121
Deckers Outdoor Corp. (a)	1		55
Deere & Co.	2		1,397
Dell Technologies, Inc., Class C	1		184
Delta Air Lines, Inc.	1		42
Devon Energy Corp.	2		103
Dexcom, Inc. (a)	1		84
Diamondback Energy, Inc.	1		123
Dick’s Sporting Goods, Inc.	—	(h)	49
Digital Realty Trust, Inc. REIT	1		199
Dollar General Corp.	1		84
Dollar Tree, Inc. (a)	1		73
Dominion Energy, Inc.	3		174
Domino’s Pizza, Inc.	—	(h)	43
DoorDash, Inc., Class A (a)	1		181
Dover Corp.	—	(h)	94
Dow, Inc.	2		92
DR Horton, Inc.	1		117
DraftKings, Inc., Class A (a)	2		35
DTE Energy Co.	1		95
Duke Energy Corp.	3		332
DuPont de Nemours, Inc.	2		70
eBay, Inc.	2		140
EchoStar Corp., Class A (a)	—	(h)	50
Ecolab, Inc.	1		225
Edison International	1		91
Edwards Lifesciences Corp. (a)	2		158
Electronic Arts, Inc.	1		163

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Elevance Health, Inc.	1		203
Eli Lilly & Co.	5		4,223
EMCOR Group, Inc.	—	(h)	102
Emerson Electric Co.	2		241
Entegris, Inc.	1		66
Entergy Corp.	2		170
EOG Resources, Inc.	2		251
EQT Corp.	2		127
Equifax, Inc.	—	(h)	76
Equinix, Inc. REIT	—	(h)	310
Equity Residential REIT	1		75
Erie Indemnity Co., Class A	—	(h)	21
Essex Property Trust, Inc. REIT	—	(h)	54
Estee Lauder Cos., Inc. (The), Class A	1		53
Evergy, Inc.	1		66
Everpure, Inc., Class A (a)	1		59
Eversource Energy	1		81
Exelon Corp.	3		160
Expand Energy Corp.	1		89
Expedia Group, Inc.	—	(h)	94
Expeditors International of Washington, Inc.	—	(h)	71
Extra Space Storage, Inc. REIT	1		86
Exxon Mobil Corp.	27		4,496
F5, Inc. (a)	—	(h)	51
Fair Isaac Corp. (a)	—	(h)	85
Fastenal Co.	4		179
FedEx Corp.	1		256
Ferguson Enterprises, Inc.	1		153
Fidelity National Financial, Inc.	1		43
Fidelity National Information Services, Inc.	2		81
Fifth Third Bancorp	4		169
First Citizens BancShares, Inc., Class A	—	(h)	66
First Solar, Inc. (a)	—	(h)	64
FirstEnergy Corp.	2		97
Fiserv, Inc. (a)	2		95
Flex Ltd. (a)	1		76
Flutter Entertainment plc (a)	1		54
Ford Motor Co.	12		141
Fortinet, Inc. (a)	2		177
Fortive Corp.	1		62
Fox Corp., Class A	1		44
Fox Corp., Class B	—	(h)	24
Freeport-McMoRan, Inc.	5		276
Gaming and Leisure Properties, Inc. REIT	1		50
Gartner, Inc. (a)	—	(h)	43
GE HealthCare Technologies, Inc.	2		107
GE Vernova, Inc.	2		1,558
Gen Digital, Inc.	2		31

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
General Dynamics Corp.	1		256
General Electric Co.	8		2,184
General Mills, Inc.	2		64
General Motors Co.	3		230
Genuine Parts Co.	1		54
Gilead Sciences, Inc.	11		1,564
Global Payments, Inc.	1		59
GoDaddy, Inc., Class A (a)	—	(h)	35
Goldman Sachs Group, Inc. (The)	2		1,999
Graco, Inc.	1		52
Halliburton Co.	3		107
Hartford Insurance Group, Inc. (The)	1		130
HCA Healthcare, Inc.	1		247
Healthpeak Properties, Inc. REIT	3		45
HEICO Corp.	—	(h)	44
HEICO Corp., Class A	—	(h)	59
Hershey Co. (The)	—	(h)	103
Hewlett Packard Enterprise Co.	5		110
Hilton Worldwide Holdings, Inc.	1		229
Hologic, Inc. (a)	1		61
Home Depot, Inc. (The)	7		2,379
Honeywell International, Inc.	2		457
Hormel Foods Corp.	1		31
Howmet Aerospace, Inc.	1		282
HP, Inc.	3		57
Hubbell, Inc., Class B	—	(h)	87
HubSpot, Inc. (a)	—	(h)	39
Humana, Inc.	—	(h)	70
Huntington Bancshares, Inc.	6		101
Hyatt Hotels Corp., Class A	—	(h)	18
IDEX Corp.	—	(h)	53
IDEXX Laboratories, Inc. (a)	—	(h)	146
Illinois Tool Works, Inc.	1		238
Illumina, Inc. (a)	1		67
Incyte Corp. (a)	1		54
Ingersoll Rand, Inc.	1		107
Insmed, Inc. (a)	1		120
Insulet Corp. (a)	—	(h)	54
Intel Corp. (a)	28		1,257
Interactive Brokers Group, Inc., Class A	1		95
Intercontinental Exchange, Inc.	2		283
International Business Machines Corp.	7		1,702
International Flavors & Fragrances, Inc.	1		67
International Paper Co.	2		55
Intuit, Inc.	1		380
Intuitive Surgical, Inc. (a)	3		1,351
Invitation Homes, Inc. REIT	2		53

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
IonQ, Inc. (a)	1		26
IQVIA Holdings, Inc. (a)	1		93
Iron Mountain, Inc. REIT	1		106
Jabil, Inc.	—	(h)	97
Jack Henry & Associates, Inc.	—	(h)	44
Jacobs Solutions, Inc.	—	(h)	56
JB Hunt Transport Services, Inc.	—	(h)	49
Johnson & Johnson	16		3,808
Johnson Controls International plc	2		273
Kenvue, Inc.	7		113
Keurig Dr Pepper, Inc.	4		114
KeyCorp.	3		63
Keysight Technologies, Inc. (a)	1		153
Kimberly-Clark Corp.	1		110
Kimco Realty Corp. REIT	2		49
Kinder Morgan, Inc.	6		216
KKR & Co., Inc.	2		185
KLA Corp.	1		1,383
Kraft Heinz Co. (The)	3		70
Kroger Co. (The)	2		146
L3Harris Technologies, Inc.	1		205
Labcorp Holdings, Inc.	—	(h)	74
Lam Research Corp.	8		1,726
Las Vegas Sands Corp.	1		50
Leidos Holdings, Inc.	—	(h)	64
Lennar Corp., Class A	1		59
Lennox International, Inc.	—	(h)	53
Liberty Media Corp-Liberty Formula One, Class C (a)	1		59
Linde plc	4		1,891
Live Nation Entertainment, Inc. (a)	—	(h)	75
Lockheed Martin Corp.	1		405
Loews Corp.	1		70
Lowe’s Cos., Inc.	6		1,343
LPL Financial Holdings, Inc.	—	(h)	82
LyondellBasell Industries NV, Class A	1		69
M&T Bank Corp.	1		110
Marathon Petroleum Corp.	1		249
Markel Group, Inc. (a)	—	(h)	77
Marriott International, Inc., Class A	1		240
Marsh & McLennan Cos., Inc.	2		279
Martin Marietta Materials, Inc.	—	(h)	112
Marvell Technology, Inc.	3		274
Masco Corp.	1		47
Mastercard, Inc., Class A	6		2,895
McCormick & Co., Inc.	1		45
McDonald’s Corp.	6		1,818
McKesson Corp.	—	(h)	338

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Merck & Co., Inc.	19		2,253
Meta Platforms, Inc., Class A	12		6,985
MetLife, Inc.	2		132
Mettler-Toledo International, Inc. (a)	—	(h)	85
Microchip Technology, Inc.	2		113
Micron Technology, Inc.	6		2,173
Microsoft Corp.	39		14,617
Mid-America Apartment Communities, Inc. REIT	—	(h)	51
Mondelez International, Inc., Class A	4		243
MongoDB, Inc., Class A (a)	—	(h)	62
Monolithic Power Systems, Inc.	—	(h)	176
Monster Beverage Corp. (a)	2		172
Moody’s Corp.	1		225
Morgan Stanley	10		1,676
Motorola Solutions, Inc.	1		240
MSCI, Inc., Class A	—	(h)	138
Nasdaq, Inc.	2		128
Natera, Inc. (a)	—	(h)	82
NetApp, Inc.	1		67
Netflix, Inc. (a)	25		2,422
Neurocrine Biosciences, Inc. (a)	—	(h)	42
Newmont Corp.	10		1,093
News Corp., Class A	1		28
NextEra Energy, Inc.	18		1,671
NIKE, Inc., Class B	4		200
NiSource, Inc.	2		74
Nordson Corp.	—	(h)	54
Norfolk Southern Corp.	1		206
Northern Trust Corp.	1		93
Northrop Grumman Corp.	—	(h)	295
NRG Energy, Inc.	1		93
Nucor Corp.	1		126
NVIDIA Corp.	133		23,145
NVR, Inc. (a)	—	(h)	66
Occidental Petroleum Corp.	3		166
Oklo, Inc., Class A (a)	—	(h)	17
Okta, Inc., Class A (a)	1		46
Old Dominion Freight Line, Inc.	1		118
Omnicom Group, Inc.	1		73
ON Semiconductor Corp. (a)	1		79
ONEOK, Inc.	2		184
Oracle Corp.	10		1,516
O’Reilly Automotive, Inc. (a)	3		250
Otis Worldwide Corp.	1		97
PACCAR, Inc.	2		199
Packaging Corp. of America	—	(h)	63
Palantir Technologies, Inc., Class A (a)	14		1,996
Palo Alto Networks, Inc. (a)	8		1,207

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Parker-Hannifin Corp.	—	(h)	362
Paychex, Inc.	1		93
PayPal Holdings, Inc.	3		128
PepsiCo., Inc.	11		1,784
Pfizer, Inc.	54		1,514
PG&E Corp.	7		122
Philip Morris International, Inc.	12		2,005
Phillips 66	1		244
Pinnacle Financial Partners, Inc.	—	(h)	40
Pinterest, Inc., Class A (a)	2		39
PNC Financial Services Group, Inc. (The)	2		348
PPG Industries, Inc.	1		80
PPL Corp.	2		94
Principal Financial Group, Inc.	1		55
Procter & Gamble Co. (The)	17		2,439
Progressive Corp. (The)	2		374
Prologis, Inc. REIT	3		396
Prudential Financial, Inc.	1		106
PTC, Inc. (a)	—	(h)	63
Public Service Enterprise Group, Inc.	2		126
Public Storage REIT	1		146
PulteGroup, Inc.	1		76
Qnity Electronics, Inc.	1		87
QUALCOMM, Inc.	3		446
Quanta Services, Inc.	—	(h)	262
Quest Diagnostics, Inc.	—	(h)	75
Raymond James Financial, Inc.	1		94
RB Global, Inc.	16		1,498
Realty Income Corp. REIT	3		185
Reddit, Inc., Class A (a)	—	(h)	47
Regency Centers Corp. REIT	1		39
Regeneron Pharmaceuticals, Inc.	—	(h)	255
Regions Financial Corp.	3		80
Reliance, Inc.	—	(h)	50
Republic Services, Inc., Class A	1		157
ResMed, Inc.	1		113
Restaurant Brands International, Inc.	26		1,944
Rivian Automotive, Inc., Class A (a)	3		41
Robinhood Markets, Inc., Class A (a)	2		161
ROBLOX Corp., Class A (a)	2		109
Rocket Cos., Inc., Class A (a)	3		47
Rocket Lab Corp. (a)	1		93
Rockwell Automation, Inc.	—	(h)	132
Rollins, Inc.	1		52
Roper Technologies, Inc.	—	(h)	124
Ross Stores, Inc.	1		227
Royal Caribbean Cruises Ltd.	1		234

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Royalty Pharma plc, Class A	1		69
RPM International, Inc.	—	(h)	47
RTX Corp.	10		2,008
S&P Global, Inc.	1		423
Salesforce, Inc.	8		1,433
Samsara, Inc., Class A (a)	1		34
SBA Communications Corp., Class A REIT	—	(h)	62
Seagate Technology Holdings plc	1		272
Sempra	2		199
ServiceNow, Inc. (a)	3		350
Sherwin-Williams Co. (The)	1		249
Simon Property Group, Inc. REIT	1		193
SLB Ltd.	5		252
Snap, Inc., Class A (a)	4		20
Snap-on, Inc.	—	(h)	61
Snowflake, Inc., Class A (a)	1		156
SoFi Technologies, Inc. (a)	4		65
Solventum Corp. (a)	1		33
Southern Co. (The)	4		344
Southern Copper Corp.	20		3,406
SS&C Technologies Holdings, Inc.	1		53
Starbucks Corp.	4		322
State Street Corp.	1		120
Steel Dynamics, Inc.	—	(h)	86
STERIS plc	—	(h)	72
Strategy, Inc., Class A (a)	1		109
Stryker Corp.	1		361
Sun Communities, Inc. REIT	—	(h)	58
Sunbelt Rentals Holdings, Inc.	226		14,439
Super Micro Computer, Inc. (a)	2		38
Synchrony Financial	1		88
Synopsys, Inc. (a)	1		232
Sysco Corp.	2		116
T Rowe Price Group, Inc.	1		54
Take-Two Interactive Software, Inc. (a)	1		116
Tapestry, Inc.	1		99
Targa Resources Corp.	1		169
Target Corp.	2		182
Teledyne Technologies, Inc. (a)	—	(h)	92
Teradyne, Inc.	1		158
Tesla, Inc. (a)	16		5,865
Texas Instruments, Inc.	6		1,211
Texas Pacific Land Corp.	—	(h)	85
Textron, Inc.	1		51
Thermo Fisher Scientific, Inc.	3		1,463
TJX Cos., Inc. (The)	10		1,591
T-Mobile US, Inc.	2		346

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Toast, Inc., Class A (a)	2		43
Tractor Supply Co.	2		77
Trade Desk, Inc. (The), Class A (a)	1		31
Tradeweb Markets, Inc., Class A	—	(h)	43
TransDigm Group, Inc.	—	(h)	209
TransUnion	1		50
Travelers Cos., Inc. (The)	1		211
Trimble, Inc. (a)	1		54
Truist Financial Corp.	6		273
Twilio, Inc., Class A (a)	1		65
Tyler Technologies, Inc. (a)	—	(h)	54
Tyson Foods, Inc., Class A	1		68
Uber Technologies, Inc. (a)	16		1,169
UDR, Inc. REIT	1		41
Ulta Beauty, Inc. (a)	—	(h)	79
Union Pacific Corp.	6		1,410
United Airlines Holdings, Inc. (a)	—	(h)	27
United Parcel Service, Inc., Class B	2		232
United Rentals, Inc.	—	(h)	152
United Therapeutics Corp. (a)	—	(h)	90
UnitedHealth Group, Inc.	6		1,518
Universal Health Services, Inc., Class B	—	(h)	33
US Bancorp	6		335
Valero Energy Corp.	1		256
Veeva Systems, Inc., Class A (a)	—	(h)	86
Ventas, Inc. REIT	1		116
Veralto Corp.	1		76
VeriSign, Inc.	—	(h)	69
Verisk Analytics, Inc., Class A	—	(h)	82
Verizon Communications, Inc.	35		1,757
Vertex Pharmaceuticals, Inc. (a)	1		368
Vertiv Holdings Co., Class A	1		300
VICI Properties, Inc., Class A REIT	4		101
Visa, Inc., Class A	11		3,354
Vistra Corp.	1		168
Vulcan Materials Co.	—	(h)	124
Walmart, Inc.	29		3,566
Walt Disney Co. (The)	16		1,540
Warner Bros Discovery, Inc. (a)	8		207
Waste Management, Inc.	1		292
Waters Corp. (a)	—	(h)	96
Watsco, Inc.	—	(h)	41
WEC Energy Group, Inc.	7		789
Wells Fargo & Co.	25		1,978
Welltower, Inc. REIT	2		417
West Pharmaceutical Services, Inc.	—	(h)	65
Western Digital Corp.	1		300
Westinghouse Air Brake Technologies Corp.	1		141

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co. REIT	3		63
Williams Cos., Inc. (The)	4		287
Williams-Sonoma, Inc.	—	(h)	68
Workday, Inc., Class A (a)	1		89
WP Carey, Inc. REIT	1		51
WR Berkley Corp.	1		63
WW Grainger, Inc.	—	(h)	156
Xcel Energy, Inc.	2		153
Xylem, Inc.	1		101
Yum! Brands, Inc.	1		145
Zebra Technologies Corp., Class A (a)	—	(h)	36
Zillow Group, Inc., Class C (a)	1		27
Zimmer Biomet Holdings, Inc.	1		62
Zoetis, Inc., Class A	1		176
Zoom Communications, Inc., Class A (a)	1		65
Zscaler, Inc. (a)	—	(h)	45

			316,267

Uruguay — 0.0% (g)
MercadoLibre, Inc. (a)	—	(h)	259

Total Common Stocks
(Cost $9,729,147)			12,764,127

Preferred Stocks — 0.4%
Brazil — 0.3%
Axia Energia (a)	181		2,098
Banco Bradesco SA	1,187		4,391
Cia Energetica de Minas Gerais	423		1,029
Gerdau SA	329		1,207
Itau Unibanco Holding SA	1,229		10,320
Itausa SA	1,382		3,730
Petroleo Brasileiro SA - Petrobras	1,125		10,574

			33,349

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B (a)	33		2,640

Colombia — 0.0% (g)
Grupo Cibest SA	88		1,618

Germany — 0.0% (g)
Bayerische Motoren Werke AG	11		1,025
Dr Ing hc F Porsche AG	4		192
Henkel AG & Co. KGaA	4		339
Porsche Automobil Holding SE	2		73
Sartorius AG	2		614
Volkswagen AG	4		460

			2,703

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — continued
South Korea — 0.1%
Hyundai Motor Co.	6		959
Samsung Electronics Co. Ltd.	25		2,006

			2,965

Total Preferred Stocks (Cost $35,497)			43,275

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Italy — 0.0% (g)
Telecom Italia SpA, expiring 04/10/2026 (a)(bb)	7,781		—	(h)

Singapore — 0.0% (g)
CapitaLand Ascendas REIT, expiring 04/15/2026 (a)(bb)	20		2

Total Rights (Cost $— )			2

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a)(bb) (Cost $— )	—	(h)	—

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 0.6%
Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd.,
2.71%, 04/01/2026	AUD	3,126		2,157
2.98%, 04/01/2026		48		48
Brown Brothers Harriman & Co.,
(0.57%), 04/01/2026	CHF	—	(h)	—	(h)
0.26%, 04/01/2026	SGD	908		706
0.80%, 04/01/2026	SEK	—	(h)	—	(h)
0.85%, 04/01/2026	EUR	—	(h)	—	(h)
0.96%, 04/01/2026	DKK	—	(h)	—	(h)
1.20%, 04/01/2026	HKD	1,001		128
1.40%, 04/01/2026	NZD	524		301
2.65%, 04/01/2026	NOK	127		13
2.67%, 04/01/2026	GBP	—	(h)	—	(h)
2.98%, 04/01/2026		—	(h)	—	(h)
4.22%, 04/01/2026	ZAR	5,423		321
Citibank NA,
0.85%, 04/01/2026	EUR	15,033		17,376
2.67%, 04/01/2026	GBP	4,279		5,663
2.98%, 04/01/2026		3		3
Royal Bank of Canada,
1.08%, 04/01/2026	CAD	617		444
2.98%, 04/01/2026		—	(h)	—	(h)
Skandinaviska Enskilda Banken AB,
(0.57%), 04/01/2026	CHF	1,091		1,364
0.80%, 04/01/2026	SEK	2,002		212
0.96%, 04/01/2026	DKK	38,229		5,913
2.98%, 04/01/2026		—	(h)	—	(h)
Sumitomo Mitsui Banking Corp.,
0.20%, 04/01/2026	JPY	863,533		5,441
2.98%, 04/01/2026		1,063		1,063
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		42,868		42,868

Total Short-Term Investments (Cost $84,021)				84,021

Total Investments — 99.3% (Cost— $9,848,665)				12,891,425
Other Assets in Excess of Liabilities — 0.7%				90,409

NET ASSETS — 100.0%				$12,981,834

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,915	06/2026	EUR	122,737	(1,108)

Total unrealized appreciation (depreciation)					(1,108)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	93,094	USD	14,343	Bank of America, NA	04/01/2026	56
USD	15,451	GBP	11,646	Bank of America, NA	04/01/2026	37
DKK	117,632	USD	18,188	Bank of America, NA	04/07/2026	12
USD	21,702	GBP	16,390	Bank of America, NA	04/07/2026	8
GBP	20,296	USD	26,764	Citibank, NA	04/07/2026	99

Total unrealized appreciation						212

USD	74,686	DKK	484,075	Bank of America, NA	04/01/2026	(188)
GBP	51,127	USD	68,126	Bank of America, NA	04/01/2026	(453)
USD	36,101	DKK	235,351	Goldman Sachs International	04/07/2026	(312)
USD	18,190	DKK	117,632	Bank of America, NA	04/09/2026	(12)

Total unrealized depreciation						(965)

Net unrealized appreciation (depreciation)						(753)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.7%
Pharmaceuticals	8.9%
Insurance	7.0%
Aerospace/Defense	6.1%
Semiconductors	6.0%
Telecommunications	4.6%
Oil & Gas	4.0%
Mining	3.8%
Electric	3.8%
Machinery - Construction & Mining	2.9%
Food	2.6%
Agriculture	2.3%
Apparel	2.2%
Software	2.2%
Miscellaneous Manufacturers	1.8%
Cosmetics/Personal Care	1.7%
Electrical Components & Equipment	1.6%
Diversified Financial Services	1.6%
Chemicals	1.6%
Retail	1.6%
Beverages	1.4%
Commercial Services	1.3%
Internet	1.2%
Transportation	1.1%
Engineering & Construction	1.1%
Others (Each less than 1.0%)	10.2%
Short-Term Investments	0.7%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
NVDR	—	Non-Voting Depository Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$316,191	$—	$—	$316,191
Communications	5,057,728	—	—	5,057,728
Consumer Cyclical	2,170,554	—	—	2,170,554
Consumer Non-cyclical	4,113,775	—	—	4,113,775
Energy	1,497,750	—	—	1,497,750
Financial	2,169,299	—	—	2,169,299
Industrial	2,174,226	—	—	2,174,226
Technology	9,109,382	—	—	9,109,382
Utilities	1,012,614	—	—	1,012,614

Total Common Stocks	27,621,519	—	—	27,621,519

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	$—	$136,689	$—	$136,689

Total Investments in Securities	$27,621,519	$136,689	$—	$27,758,208

Depreciation in Other Financial Instruments
Future contract	$(21)	$—	$—	$(21)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$2,279	$261,205	$—		$263,484
Austria	—	49,355	—		49,355
Belgium	—	135,933	—		135,933
Bermuda	157	—	—		157
Brazil	84,885	—	—		84,885
Canada	308,234	—	—		308,234
Chile	6,014	19,869	—		25,883
China	—	1,470	—		1,470
Colombia	1,654	—	—		1,654
Czech Republic	3,224	847	—		4,071
Denmark	15,290	213,868	—		229,158
Egypt	—	211	—		211
Finland	20,919	106,475	—		127,394
France	—	1,482,904	—		1,482,904
Germany	—	1,724,845	—		1,724,845
Greece	95	2,154	—		2,249
Hong Kong	3,060	251,882	—		254,942
Hungary	616	1,491	—		2,107
India	3,876	46,944	—		50,820
Indonesia	1,442	3,087	—		4,529
Ireland	15,962	76,527	—		92,489
Italy	—	429,857	—	(a)	429,857
Japan	9,420	779,358	—		788,778
Kuwait	2,134	1,545	—		3,679
Luxembourg	645	29,593	—		30,238
Macau	—	992	—		992
Malaysia	1,073	6,162	—		7,235
Mexico	46,765	10,021	—		56,786
Netherlands	7,704	713,954	—		721,658
New Zealand	2,255	7,107	—		9,362
Norway	17,710	77,585	—		95,295
Peru	6,490	—	—		6,490
Philippines	1,535	1,916	—		3,451
Poland	192	8,680	—		8,872
Portugal	—	21,994	—		21,994
Qatar	2,100	2,546	—		4,646
Saudi Arabia	362	13,210	—		13,572
Singapore	13,501	51,023	—		64,524
South Africa	3,598	10,401	—		13,999
South Korea	729	63,747	—		64,476
Spain	26,868	499,125	—		525,993
Sweden	34,281	361,065	—		395,346
Switzerland	669	1,384,145	—		1,384,814
Taiwan	272	231,099	—		231,371
Thailand	—	4,968	—		4,968
Turkey	—	3,232	—		3,232
United Arab Emirates	—	5,774	—	(a)	5,774
United Kingdom	17,438	2,685,987	—		2,703,425
United States	301,828	14,439	—		316,267
Uruguay	259	—	—		259

Total Common Stocks	965,535	11,798,592	—		12,764,127

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	33,349	—	—		33,349
Chile	2,640	—	—		2,640
Colombia	1,618	—	—		1,618
Germany	—	2,703	—		2,703
South Korea	—	2,965	—		2,965

Total Preferred Stocks	37,607	5,668	—		43,275

Rights
Italy	—	—	—	(h)	—	(h)
Singapore	—	—	2		2

Total Rights	—	—	2		2

Warrant
Canada	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	84,021	—		84,021

Total Investments in Securities	$1,003,142	$11,888,281	$2		$12,891,425

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange contracts	$—	$212	$—		$212

Depreciation in Other Financial Instruments
Future contract	$(1,108)	$—	$—		$(1,108)
Forward Foreign Currency Exchange contracts	—	(965)	—		(965)

Total Depreciation in Other Financial Instruments	$(1,108)	$(965)	$—		$(2,073)

(a)	Value is zero.

B. Derivatives — The Funds used derivative instruments including futures, and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Six Circles Managed Equity Portfolio International Unconstrained Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.